UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

The Managers Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2011 – November 30, 2011 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Funds

November 30, 2011

Managers Cadence Capital Appreciation Fund
(formerly Allianz CCM Capital Appreciation Fund)

Managers Cadence Focused Growth Fund
(formerly Allianz CCM Focused Growth Fund)

Managers Cadence Mid-Cap Fund
(formerly Allianz CCM Mid-Cap Fund)

Managers Cadence Emerging Companies Fund
(formerly Allianz CCM Emerging Companies Fund)

SAR065-1111

The Managers Cadence Funds

Semi-Annual Report — November 30, 2011 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers Cadence Capital Appreciation Fund	5

Managers Cadence Focused Growth Fund	8

Managers Cadence Mid-Cap Fund	10

Managers Cadence Emerging Companies Fund	13

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	16

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	17
Funds’ balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	19
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	21
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	23
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	31

NOTES TO FINANCIAL STATEMENTS	32
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	41

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2011	Expense Ratio for the Period	Beginning Account Value 06/01/2011	Ending Account Value 11/30/2011	Expenses Paid During the Period*

Managers Cadence Capital Appreciation Fund

Class A

Based on Actual Fund Return	1.12%	$1,000	$936	$5.42

Based on Hypothetical 5% Annual Return	1.12%	$1,000	$1,019	$5.65

Class B

Based on Actual Fund Return	1.87%	$1,000	$933	$9.03

Based on Hypothetical 5% Annual Return	1.87%	$1,000	$1,016	$9.42

Class C

Based on Actual Fund Return	1.86%	$1,000	$933	$8.99

Based on Hypothetical 5% Annual Return	1.86%	$1,000	$1,016	$9.37

Class D

Based on Actual Fund Return	1.12%	$1,000	$937	$5.42

Based on Hypothetical 5% Annual Return	1.12%	$1,000	$1,019	$5.65

Institutional Class

Based on Actual Fund Return	0.72%	$1,000	$938	$3.49

Based on Hypothetical 5% Annual Return	0.72%	$1,000	$1,021	$3.64

Administrative Class

Based on Actual Fund Return	0.97%	$1,000	$937	$4.70

Based on Hypothetical 5% Annual Return	0.97%	$1,000	$1,020	$4.90

Class P

Based on Actual Fund Return	0.76%	$1,000	$938	$3.66

Based on Hypothetical 5% Annual Return	0.76%	$1,000	$1,021	$3.82

Class R

Based on Actual Fund Return	1.37%	$1,000	$935	$6.63

Based on Hypothetical 5% Annual Return	1.37%	$1,000	$1,018	$6.91

Managers Cadence Focused Growth Fund

Class A

Based on Actual Fund Return	1.07%	$1,000	$930	$5.15

Based on Hypothetical 5% Annual Return	1.07%	$1,000	$1,020	$5.39

Class C

Based on Actual Fund Return	1.79%	$1,000	$927	$8.62

Based on Hypothetical 5% Annual Return	1.79%	$1,000	$1,016	$9.02

Class D

Based on Actual Fund Return	1.11%	$1,000	$931	$3.67

Based on Hypothetical 5% Annual Return	1.11%	$1,000	$1,019	$3.84

Institutional Class

Based on Actual Fund Return	0.76%	$1,000	$932	$3.67

Based on Hypothetical 5% Annual Return	0.76%	$1,000	$1,021	$3.84

Administrative Class

Based on Actual Fund Return	0.76%	$1,000	$932	$3.68

Based on Hypothetical 5% Annual Return	0.76%	$1,000	$1,021	$3.85

Class P

Based on Actual Fund Return	0.82%	$1,000	$932	$3.65

Based on Hypothetical 5% Annual Return	0.82%	$1,000	$1,021	$3.82

About Your Fund’s Expenses (continued)

Six Months Ended November 30, 2011	Expense Ratio for the Period	Beginning Account Value 06/01/2011	Ending Account Value 11/30/2011	Expenses Paid During the Period*
Managers Cadence Mid-Cap Fund
Class A

Based on Actual Fund Return	1.12%	$1,000	$909	$5.33

Based on Hypothetical 5% Annual Return	1.12%	$1,000	$1,019	$5.64

Class B

Based on Actual Fund Return	1.87%	$1,000	$906	$8.88

Based on Hypothetical 5% Annual Return	1.87%	$1,000	$1,016	$9.40

Class C

Based on Actual Fund Return	1.86%	$1,000	$906	$8.88

Based on Hypothetical 5% Annual Return	1.86%	$1,000	$1,016	$9.39

Class D

Based on Actual Fund Return	1.12%	$1,000	$909	$5.34

Based on Hypothetical 5% Annual Return	1.12%	$1,000	$1,019	$5.64

Institutional Class

Based on Actual Fund Return	0.72%	$1,000	$911	$3.44

Based on Hypothetical 5% Annual Return	0.72%	$1,000	$1,021	$3.64

Administrative Class

Based on Actual Fund Return	0.97%	$1,000	$910	$4.63

Based on Hypothetical 5% Annual Return	0.97%	$1,000	$1,020	$4.90

Class P

Based on Actual Fund Return	0.74%	$1,000	$910	$3.53

Based on Hypothetical 5% Annual Return	0.74%	$1,000	$1,021	$3.74

Class R

Based on Actual Fund Return	1.37%	$1,000	$908	$5.09

Based on Hypothetical 5% Annual Return	1.37%	$1,000	$1,018	$6.91

Managers Cadence Emerging Companies Fund

Insitutional Class

Based on Actual Fund Return	1.42%	$1,000	$899	$6.74

Based on Hypothetical 5% Annual Return	1.42%	$1,000	$1,018	$7.16
Administrative Class

Based on Actual Fund Return	1.64%	$1,000	$897	$7.78

Based on Hypothetical 5% Annual Return	1.64%	$1,000	$1,017	$8.27

*    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Fund Performance

All periods ended November 30, 2011 (unaudited)

The tables below show the Funds’ average annual total returns since inception through November 30, 2011 and each Fund’s relative index for the same time periods.

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
		Average Annual Total Returns[1]
		Six	One	Five	Ten	Since	Inception
		Months	Year	Years	Years	Inception	Date
Managers Cadence Capital Appreciation Fund[2,3,4,5,6]
Class A	No Load	(6.37)%	4.99%	(1.19)%	1.91%	4.71%	01/20/1997
Class A	With Load	(11.75)%	(1.05)%	(2.35)%	1.30%	4.30%
Class B	No Load	(6.75)%	4.20%	(1.93)%	1.14%	3.93%	01/20/1997
Class B	With Load	(11.41)%	(0.80)%	(2.27)%	1.14%	3.93%
Class C	No Load	(6.73)%	4.18%	(1.91)%	1.15%	3.94%	01/20/1997
Class C	With Load	(7.66)%	3.18%	(1.91)%	1.15%	3.94%
Class D		(6.35)%	5.02%	(1.18)%	1.91%	2.50%	04/08/1998
Institutional Class		(6.20)%	5.39%	(0.79)%	2.31%	8.77%	03/08/1991
Administrative Class		(6.34)%	5.10%	(1.04)%	2.08%	6.30%	07/31/1996
Class P		(6.22)%	5.32%	—	—	(1.45)%	07/07/2008
Class R		(6.48)%	4.71%	(1.43)%	—	4.80%	12/31/2002
Russell 1000® Growth Index[9]		(5.00)%	8.65%	2.64%	2.61%
Managers Cadence Focused Growth Fund[2,3,4,5,6]
Class A	No Load	(7.02)%	4.47%	(1.45)%	—	(0.74)%	7/5/2006
Class A	With Load	(12.38)%	(1.59)%	(2.62)%	—	(1.83)%
Class C	No Load	(7.27)%	3.72%	(2.20)%	—	(1.48)%	7/5/2006
Class C	With Load	(8.20)%	2.72%	(2.20)%	—	(1.48)%
Class D		(6.92)%	4.56%	(1.48)%	—	(0.39)%	7/5/2006
Institutional Class		(6.83)%	4.91%	(1.10)%	2.71%	0.27%	8/31/1999
Administrative Class		(6.84)%	4.71%	(1.23)%	—	(0.19)%	9/15/2006
Class P		(6.79)%	4.79%	—	—	(1.65)%	7/7/2008
Russell 1000® Growth Index[9]		(5.00)%	8.65%	2.64%	2.61%
Managers Cadence Mid-Cap Fund[2,7]
Class A	No Load	(9.13)%	7.54%	1.27%	4.76%	6.41%	01/13/1997
Class A	With Load	(14.34)%	1.34%	0.08%	4.14%	5.98%
Class B	No Load	(9.45)%	6.77%	0.52%	3.98%	5.61%	01/13/1997
Class B	With Load	(13.98)%	1.77%	0.20%	3.98%	5.61%
Class C	No Load	(9.45)%	6.77%	0.52%	3.98%	5.61%	01/13/1997
Class C	With Load	(10.35)%	5.77%	0.52%	3.98%	5.61%
Class D		(9.06)%	7.59%	1.28%	4.77%	4.43%	04/08/1998
Institutional Class		(8.93)%	7.96%	1.68%	5.17%	9.62%	08/26/1991
Administrative Class		(9.04)%	7.73%	1.43%	4.90%	9.29%	11/30/1994
Class P		(8.96)%	7.91%	—	—	(0.15)%	07/07/2008
Class R		(9.22)%	7.29%	1.03%	—	7.42%	12/31/2002
Russell Midcap® Growth Index[10]		(10.35)%	6.07%	2.56%	5.84%
Managers Cadence Emerging Companies Fund[2,4,6,8]
Institutional Class		(10.15)%	11.54%	1.73%	6.96%	10.71%	06/25/1993
Administrative Class		(10.28)%	11.22%	1.46%	6.69%	8.65%	04/01/1996
Russell Microcap® Growth Index[11]		(16.91)%	(0.24)%	(2.26)%	3.45%
Russell 2000® Growth Index[12]		(12.31)%	4.70%	2.08%	5.14%

Fund Performance

All periods ended November 30, 2011 (continued)

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Performance differences among the share classes are due to differences in sales charge structures and class expenses. Returns shown reflect a maximum sales charge of 5.75% on Class A, as well as the applicable contingent deferred sales charge (CDSC) on Class B and C shares. The Class B shares’ CDSC declines annually between years 1 through 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge is assessed after year six. Class C shares held for less than one year are subject to a 1% CDSC.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2011. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

[4]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[5]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[6]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[7]

The Fund is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[8]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[9]

The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratio and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[10]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[11]

The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes those Russell Microcap® Growth Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell Microcap® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[12]

The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell Microcap® Growth Index, and the Russell 2000® Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments. An investment cannot be made directly into an index.

Not FDIC insured, nor bank guaranteed. May lose value.

Managers Cadence Capital Appreciation Fund

Fund Snapshots

November 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Managers Cadence Capital Appreciation Fund**	Russell 1000® Growth Index
Information Technology	32.2%	28.1%
Consumer Discretionary	17.0%	14.2%
Consumer Staples	12.7%	12.5%
Health Care	11.7%	10.5%
Industrials	9.1%	12.8%
Energy	8.9%	11.3%
Financials	3.6%	3.8%
Materials	2.7%	5.5%
Telecommunication Services	1.3%	1.2%
Utilities	0.0%	0.1%
Other Assets and Liabilities	0.8%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	% of Net Assets
Apple, Inc.*	5.7%
Google, Inc.*	3.6
Oracle Corp.*	2.8
Phillip Morris International, Inc.*	2.7
Coco-Cola Co., The*	2.6
QUALCOMM, Inc.*	2.4
Johnson & Johnson	1.8
Wal-Mart Stores, Inc.	1.7
Halliburton Co.	1.7
Amazon.com, Inc.	1.7

Top Ten as a Group	26.7%

*Top Ten Holding at May 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments

November 30, 2011 (unaudited)

	Shares	Value

Common Stocks - 99.2%
Consumer Discretionary - 17.0%
Amazon.com, Inc.*	58,270	$11,204,738
Bed Bath & Beyond, Inc.*	133,260	8,063,563
CBS Corp., Class B	311,290	8,105,992
Coach, Inc.	129,800	8,124,182
Limited Brands, Inc.	190,320	8,056,246
McDonald's Corp.	74,080	7,076,122
Nordstrom, Inc.	173,370	7,850,194
priceline.com, Inc.*	17,990	8,741,161
Sherwin-Williams Co., The	97,470	8,463,320
Starbucks Corp.	190,470	8,281,636
Tempur-Pedic International, Inc.*	144,020	7,864,932
Tiffany & Co.	119,030	7,979,771
TJX Cos., Inc., The	135,670	8,370,839
Wynn Resorts, Ltd.	65,110	7,849,662
Total Consumer Discretionary		116,032,358
Consumer Staples - 12.7%
Church & Dwight Co., Inc.	159,470	7,056,548
Coca-Cola Co., The	257,520	17,313,070
Costco Wholesale Corp.	106,350	9,071,655
Estee Lauder Co., Class A	60,910	7,186,162
Hershey Foods Corp.	122,940	7,091,179
Philip Morris International, Inc.	244,170	18,615,520
Wal-Mart Stores, Inc.	200,410	11,804,149
Whole Foods Market, Inc.	119,810	8,159,061
Total Consumer Staples		86,297,344
Energy - 8.9%
Anadarko Petroleum Corp.	102,730	8,348,867
Baker Hughes, Inc.	139,700	7,629,017
Chevron Corp.	78,490	8,070,342
Halliburton Co.	312,770	11,509,936
Marathon Oil Corp.	295,900	8,273,364
National Oilwell Varco, Inc.	123,660	8,866,422
Occidental Petroleum Corp.	82,040	8,113,756
Total Energy		60,811,704
Financials - 3.6%
American Express Co.	168,290	8,084,652
Discover Financial Services	329,490	7,848,452
T Rowe Price Group, Inc.	147,020	8,344,855
Total Financials		24,277,959

	Shares	Value

Health Care - 11.7%
Alexion Pharmaceuticals, Inc.*	124,990	$8,581,814
Allergan, Inc.	93,880	7,859,634
Baxter International, Inc.	189,530	9,791,120
Biogen Idec, Inc.*	74,520	8,566,074
Cardinal Health, Inc.	189,820	8,059,757
Covidien PLC	170,660	7,773,563
Dentsply International, Inc.	231,120	8,345,743
Johnson & Johnson	189,170	12,243,082
Stryker Corp.	177,930	8,688,322
Total Health Care		79,909,109
Industrials - 9.1%
Ametek, Inc.	192,420	8,243,273
Chicago Bridge & Iron Co., N.V.	214,600	8,873,710
Expeditors International of Washington, Inc.	189,340	8,238,183
Joy Global, Inc.	96,762	8,832,435
Norfolk Southern Corp.	131,160	9,907,826
Precision Castparts Corp.	61,200	10,082,700
Stericycle, Inc.*	97,070	7,864,611
Total Industrials		62,042,738
Information Technology - 32.2%
Accenture PLC, Class A	165,630	9,594,946
Apple, Inc.*	101,680	38,862,095
Avago Technologies, Ltd.	260,120	7,782,790
BMC Software, Inc.*	247,610	8,829,773
Broadcom Corp., Class A*	226,490	6,872,839
Citrix Systems, Inc.*	108,930	7,776,513
Cognizant Technology Solutions Corp.*	111,100	7,482,585
eBay, Inc.*	271,540	8,034,869
EMC Corp.*	371,170	8,540,622
F5 Networks, Inc.*	74,530	8,424,126
Google, Inc.*	40,880	24,503,062
Nvidia Corp.*	273,760	4,278,869
Oracle Corp.	613,000	19,217,550
QUALCOMM, Inc.	301,400	16,516,720
Red Hat, Inc.*	179,270	8,977,842
Skyworks Solutions, Inc.*	523,120	8,532,087
Teradata Corp.*	148,840	8,071,593
Visa, Inc., Class A	81,180	7,872,025
VMware, Inc. Class A*	91,950	8,889,726
Total Information Technology		219,060,632

The accompanying notes are an integral part of these financial statements.

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 2.7%
Freeport McMoRan Copper & Gold, Inc., Class B	242,562	$9,605,455
Mosaic Co., The	162,240	8,559,782
Total Materials		18,165,237
Telecommunication Services - 1.3%
American Tower Corp., Class A	155,630	9,182,170
Total Common Stocks
(cost $600,725,586)		675,779,251

	Shares	Value

Other Investment Companies - 0.7%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $4,705,576)	4,705,576	$4,705,576
Total Investments - 99.9% (cost $605,431,162)		680,484,827
Other Assets, less Liabilities - 0.1%		483,450
Net Assets - 100.0%		$680,968,277

The accompanying notes are an integral part of these Financial statements.

Managers Cadence Focused Growth Fund

Fund Snapshots

November 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Managers Cadence Focused Growth Fund**	Russell 1000® Growth Index
Information Technology	29.7%	28.1%
Consumer Discretionary	18.9%	14.2%
Consumer Staples	12.5%	12.5%
Industrials	9.8%	12.8%
Energy	9.6%	11.3%
Health Care	9.1%	10.5%
Telecommunication Services	2.6%	1.2%
Financials	2.5%	3.8%
Materials	2.3%	5.5%
Utilities	0.0%	0.1%
Other Assets and Liabilities	3.0%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name	% of Net Assets

Apple, Inc.*	6.0%
Google, Inc.	4.3
Oracle Corp.	3.3
QUALCOMM, Inc.*	3.1
Phillip Morris International, Inc.*	3.1
Coca-Cola Co., The	2.7
Marathon Oil Corp.*	2.7
Coach, Inc.	2.6
American Tower Corp., Class A	2.6
Johnson & Johnson	2.6

Top Ten as a Group	33.0%

* Top Ten Holding at May 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Cadence Focused Growth Fund

Schedule of Portfolio Investments

November 30, 2011 (unaudited)

	$00,000,000	$00,000,000
	Shares	Value

Common Stocks - 97.0%
Consumer Discretionary - 18.9%
Amazon.com, Inc.*	1,740	$334,585
Coach, Inc.	5,720	358,015
McDonald's Corp.	3,440	328,589
Nordstrom, Inc.	5,640	255,379
Sherwin-Williams Co., The	3,970	344,715
Starbucks Corp.	7,530	327,404
TJX Cos., Inc., The	5,660	349,222
Wynn Resorts, Ltd.	2,170	261,615
Total Consumer Discretionary		2,559,524
Consumer Staples - 12.5%
Coca-Cola Co., The	5,380	361,697
Estee Lauder Co., Class A	2,610	307,928
Hershey Foods Corp.	5,470	315,510
Philip Morris International, Inc.	5,440	414,746
Whole Foods Market, Inc.	4,260	290,106
Total Consumer Staples		1,689,987
Energy - 9.6%
Baker Hughes, Inc.	4,730	258,305
Halliburton Co.	9,420	346,656
Marathon Oil Corp.	12,860	359,566
St. Mary Land & Exploration Co.	4,230	336,243
Total Energy		1,300,770
Financials - 2.5%
Discover Financial Services	14,040	334,433
Health Care - 9.1%
Allergan, Inc.	3,120	261,206
Cardinal Health, Inc.	7,790	330,763
Johnson & Johnson	5,410	350,135
Stryker Corp.	5,830	284,679
Total Health Care		1,226,783
	$00,000,000	$00,000,000
	Shares	Value

Industrials - 9.8%
Expeditors International of Washington, Inc.	7,180	$312,402
Joy Global, Inc.	3,750	342,300
Precision Castparts Corp.	2,000	329,500
Transdigm Group, Inc.*	3,530	340,363
Total Industrials		1,324,565
Information Technology - 29.7%
Accenture PLC, Class A	4,710	272,850
Alliance Data Systems Corp.*	2,930	300,061
Apple, Inc.*	2,110	806,443
Citrix Systems, Inc.*	3,910	279,135
eBay, Inc.*	10,380	307,144
Google, Inc.*	960	575,414
Oracle Corp.	14,890	466,802
QUALCOMM, Inc.	7,630	418,124
Teradata Corp.*	5,180	280,911
VMware, Inc. Class A*	3,290	318,077
Total Information Technology		4,024,961
Materials - 2.3%
Mosaic Co., The	5,920	312,339
Telecommunication Services - 2.6%
American Tower Corp., Class A	6,010	354,590
Total Common Stocks (cost $11,606,195)		13,127,952
Other Investment Companies - 2.7%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $365,901)	365,901	365,901
Total Investments - 99.7% (cost $11,972,096)		13,493,853
Other Assets, less Liabilities - 0.3%		37,663
Net Assets - 100.0%		$13,531,516

The accompanying notes are an integral part of these financial statements.

Managers Cadence Mid-Cap Fund

Fund Snapshots

November 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Managers Cadence Mid-Cap Fund**	Russell Midcap® Growth Index
Consumer Discretionary	23.7%	19.9%
Information Technology	23.3%	18.5%
Industrials	13.9%	14.9%
Energy	9.7%	10.4%
Health Care	9.3%	13.2%
Consumer Staples	6.1%	5.9%
Materials	5.7%	8.7%
Financials	4.9%	6.7%
Telecommunication Services	1.1%	1.5%
Utilities	1.1%	0.3%
Other Assets and Liabilities	1.2%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name	% of Net Assets

T. Rowe Price Group, Inc.	1.7%
Red Hat, Inc.	1.5
Endo Pharmaceuticals Holdings, Inc.	1.5
PetSmart, Inc.	1.4
Roper Industries, Inc.	1.4
Wynn Resorts, Ltd.	1.4
Oil States International, Inc.	1.4
Ralph Lauren Corp.	1.4
Whole Foods Market, Inc.	1.4
Fortinet, Inc.	1.3

Top Ten as a Group	14.4%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments

November 30, 2011 (unaudited)

	Shares	Value

Common Stocks - 98.8%
Consumer Discretionary - 23.7%
Bed Bath & Beyond, Inc.*	116,480	$7,048,205
Chipotle Mexican Grill, Inc.*	22,510	7,238,316
Deckers Outdoor Corp.*	55,450	6,041,000
Dillard’s, Inc., Class A	119,180	5,601,460
DSW, Inc.	128,750	5,793,750
Gentex Corp.	232,660	6,858,817
Lear Corp.	126,000	5,283,180
Limited Brands, Inc.	177,410	7,509,765
Panera Bread Co., Class A*	54,590	7,827,114
PetSmart, Inc.	174,340	8,411,905
Polaris Industries, Inc.	102,650	6,169,265
Ralph Lauren Corp.	56,380	7,998,067
Ross Stores, Inc.	85,090	7,580,668
Sherwin-Williams Co., The	83,460	7,246,832
Tempur-Pedic International, Inc.*	121,630	6,642,214
Tractor Supply Co.	98,270	7,098,042
Ulta Salon, Cosmetics & Fragrance, Inc.*	102,190	7,115,490
Weight Watchers International, Inc.	98,150	5,768,276
Williams-Sonoma, Inc.	171,250	6,468,112
Wynn Resorts, Ltd.	67,360	8,120,922
Total Consumer Discretionary		137,821,400
Consumer Staples - 6.1%
Hansen Natural Corp.*	77,030	7,102,166
Herbalife, Ltd.	123,480	6,828,444
McCormick & Co., Inc.	147,830	7,199,321
Mead Johnson Nutrition Co., Class A	80,730	6,083,813
Whole Foods Market, Inc.	116,510	7,934,331
Total Consumer Staples		35,148,075
Energy - 9.7%
Cimarex Energy Co.	108,630	7,286,900
Core Laboratories, N.V.	66,920	7,766,066
FMC Technologies, Inc.*	135,400	7,089,544
Oceaneering International, Inc.	130,250	6,194,690
Oil States International, Inc.*	107,150	8,063,038
Patterson-UTI Energy, Inc.	284,400	5,978,088
St. Mary Land & Exploration Co.	89,660	7,127,073
Whiting Petroleum Corp.*	147,840	6,876,038
Total Energy		56,381,437

	Shares	Value

Financials - 4.9%
CBRE Group, Inc.*	305,860	$5,141,507
Marsh & McLennan Co., Inc.	248,570	7,504,328
NASDAQ OMX Group, Inc., The*	225,390	5,916,488
T. Rowe Price Group, Inc.	170,220	9,661,687
Total Financials		28,224,010
Health Care - 9.3%
Alexion Pharmaceuticals, Inc.*	106,960	7,343,874
CareFusion Corp.*	243,590	6,036,160
Dentsply International, Inc.	193,200	6,976,452
Endo Pharmaceuticals Holdings, Inc.*	253,810	8,687,916
Intuitive Surgical, Inc.*	17,070	7,411,965
United Therapeutics Corp.*	162,520	6,648,693
Varian Medical Systems, Inc.*	83,280	5,182,514
Watson Pharmaceuticals, Inc.*	93,600	6,048,432
Total Health Care		54,336,006
Industrials - 13.9%
Expeditors International of Washington, Inc.	158,270	6,886,328
Gardner Denver, Inc.	89,310	7,655,653
IHS, Inc., Class A*	86,910	7,681,106
KBR, Inc.	236,850	6,844,965
Kirby Corp.*	105,340	6,771,255
Pall Corp.	64,670	3,523,868
Roper Industries, Inc.	96,930	8,257,467
Thomas & Betts Corp.*	64,060	3,331,761
Transdigm Group, Inc.*	72,820	7,021,304
United Continental Holdings, Inc.*	140,680	2,528,020
Valmont Industries, Inc.	64,830	5,522,219
Wabtec Corp.	112,940	7,708,155
Waste Connections, Inc.	210,870	6,910,210
Total Industrials		80,642,311
Information Technology - 23.3%
Alliance Data Systems Corp.*	74,320	7,611,111
Altera Corp.	154,480	5,819,262
Ariba, Inc.*	145,470	4,415,014
Atmel Corp.*	565,020	5,011,727
Avago Technologies, Ltd.	189,800	5,678,816
Cypress Semiconductor Corp.*	307,930	5,872,225
F5 Networks, Inc.*	68,730	7,768,552
Fortinet, Inc.*	326,570	7,834,414
Gartner, Inc.*	174,690	6,608,523

The accompanying notes are an integral part of these financial statements.

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 23.3% (continued)
Informatica Corp.*	132,760	$5,968,226
MICROS Systems, Inc.*	160,890	7,589,181
NCR Corp.*	323,520	5,658,365
ON Semiconductor Corp.*	821,750	6,187,778
Red Hat, Inc.*	175,880	8,808,071
Skyworks Solutions, Inc.*	313,710	5,116,610
Solera Holdings, Inc.	63,164	2,988,920
Synopsys, Inc.*	257,400	7,199,478
Teradata Corp.*	123,050	6,673,002
TIBCO Software, Inc.*	273,260	7,487,324
Trimble Navigation, Ltd.*	175,900	7,577,772
VeriFone Holdings, Inc.*	170,210	7,463,708
Total Information Technology		135,338,079
Materials - 5.7%
Allegheny Technologies, Inc.	143,680	7,215,610
CF Industries Holdings, Inc.	49,300	6,892,140

	Shares	Value

Crown Holdings, Inc.*	190,620	$6,158,932
Rockwood Holdings, Inc.*	144,120	6,421,987
Titanium Metals Corp.	420,740	6,555,129
Total Materials		33,243,798
Telecommunication Services - 1.1%
Crown Castle International Corp.*	150,100	6,352,232
Utilities - 1.1%
ITC Holdings Corp.	87,200	6,445,824
Total Common Stocks (cost $521,503,609)		573,933,172
Other Investment Companies - 1.0%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $5,827,351)	5,827,351	5,827,351
Total Investments - 99.8% (cost $527,330,960)		579,760,523
Other Assets, less Liabilities - 0.2%		1,088,538
Net Assets - 100.0%		$580,849,061

The accompanying notes are an integral part of these Financial statements.

Managers Cadence Emerging Companies Fund

Fund Snapshots

November 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Managers Cadence Emerging Companies Fund**	Russell 2000® Growth Index	Russell Microcap® Growth Index
Health Care	22.5%	19.7%	13.2%
Information Technology	21.1%	23.3%	18.5%
Consumer Discretionary	18.3%	14.4%	19.9%
Industrials	12.5%	16.4%	14.9%
Financials	8.2%	7.6%	6.7%
Energy	6.2%	9.0%	10.4%
Materials	4.5%	4.2%	8.7%
Consumer Staples	4.1%	4.2%	5.9%
Telecommunication Services	0.0%	1.1%	1.5%
Utilities	0.0%	0.1%	0.3%
Other Assets and Liabilities	2.6%	0.0%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name	% of Net Assets
SonoSite, Inc.	1.5%
Abraxas Petroleum Corp.	1.5
Astronics Corp.*	1.4
Amerigon, Inc.*	1.4
Haynes International, Inc.	1.4
HealthStream, Inc.	1.3
Computer Task Group, Inc.	1.3
B&G Foods, Inc.	1.3
Marlin Business Services Corp.	1.3
Furmanite Corp.	1.3

Top Ten as a Group	13.7%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

*	Top Ten Holding at May 31, 2011

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments

November 30, 2011 (unaudited)

	Shares	Value

Common Stocks - 97.4%
Consumer Discretionary - 18.3%
Amerigon, Inc.*	55,870	$876,043
Body Central Corp.*	30,090	643,325
Caribou Coffee Co., Inc.*	46,350	626,188
Carrols Restaurant Group, Inc.*	69,880	733,041
Conn’s, Inc.*	54,280	612,278
Cost Plus, Inc.*	66,480	537,823
Dorman Products, Inc.*	16,010	619,267
Full House Resorts, Inc.*	166,300	437,369
Kona Grill, Inc.*	108,670	567,257
Krispy Kreme Doughnuts, Inc.*	70,610	530,987
Lin TV Corp.*	229,734	783,393
Nexstar Broadcasting Group, Inc., Class A*	36,430	289,618
Oxford Industries, Inc.	14,230	539,744
Peet’s Coffee & Tea, Inc.*	10,000	581,200
Perry Ellis International, Inc.*	25,600	366,080
Red Robin Gourmet Burgers, Inc.*	25,280	671,942
Rick’s Cabaret International, Inc.*	78,070	606,604
Town Sports International Holdings, Inc.*	78,710	572,222
Wet Seal, Inc., The, Class A*	143,640	495,558
Zumiez, Inc.*	20,710	487,306
Total Consumer Discretionary		11,577,245
Consumer Staples - 4.1%
B&G Foods, Inc.	37,280	827,243
Inter Parfums, Inc.	37,100	635,894
National Beverage Corp.	34,780	581,522
Prestige Brands Holdings, Inc.*	58,340	576,399
Total Consumer Staples		2,621,058
Energy - 6.2%
Abraxas Petroleum Corp.*	255,420	922,066
Double Eagle Petroleum Co.*	75,330	539,363
Gulf Island Fabrication, Inc.	23,890	679,193
Mitcham Industries, Inc.*	33,330	487,951
OYO Geospace Corp.*	7,350	668,703
VAALCO Energy, Inc.*	101,660	640,458
Total Energy		3,937,734
Financials - 8.2%
Associated Estates Realty Corp.	42,230	681,592
Calamos Asset Management, Inc., Class A	48,970	579,315
Crawford & Co., Class B	91,460	577,113

	Shares	Value

Evercore Partners, Inc., Class A	19,600	$542,724
FBL Financial Group, Inc., Class A	22,990	781,200
HFF, Inc., Class A*	40,620	455,756
Internet Capital Group, Inc.*	82,720	712,219
Marlin Business Services Corp.	63,558	826,254
Total Financials		5,156,173
Health Care - 22.5%
Ariad Pharmaceuticals, Inc.*	63,990	773,639
Auxilium Pharmaceuticals, Inc.*	39,220	683,605
Derma Sciences, Inc.*	78,020	613,237
Dusa Pharmaceuticals, Inc.*	172,140	635,197
HealthStream, Inc.*	50,690	855,140
icad, Inc.*	141,560	86,352
Immunomedics, Inc.*	143,300	481,488
IntegraMed America, Inc.*	79,490	635,920
LeMaitre Vascular, Inc.	96,850	532,675
Merge Healthcare, Inc.*	44,350	239,934
Micromet, Inc.*	76,280	467,596
National Research Corp.	19,090	641,997
Omnicell, Inc.*	49,770	804,283
OraSure Technologies, Inc.*	75,910	721,145
Palomar Medical Technologies, Inc.*	51,220	423,077
RTI Biologics, Inc.*	172,010	734,483
SonoSite, Inc.*	22,680	938,952
Synergetics USA, Inc.*	114,100	666,344
Synovis Life Technologies, Inc.*	41,770	786,947
Transcend Services, Inc.*	25,570	692,947
U.S. Physical Therapy, Inc.	26,780	526,763
Vascular Solutions, Inc.*	61,530	663,293
Young Innovations, Inc.	21,960	636,840
Total Health Care		14,241,854
Industrials - 12.5%
A.T. Cross Co., Class A*	57,190	626,230
Astronics Corp.*	24,844	885,937
CAI International, Inc.*	39,350	603,629
DXP Enterprises, Inc.*	22,270	673,668
Dynamic Materials Corp.	34,280	732,221
Furmanite Corp.*	120,380	819,788
GP Strategies Corp.*	57,512	750,532
On Assignment, Inc.*	73,270	763,473
Quality Distribution, Inc.*	44,298	447,410

The accompanying notes are an integral part of these financial statements.

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 12.5% (continued)
Raven Industries, Inc.	10,270	$618,665
Sparton Corp.*	55,150	445,060
Twin Disc, Inc.	13,120	556,288
Total Industrials		7,922,901
Information Technology - 21.1%
Alliance Fiber Optic Products, Inc.*	78,673	608,142
Archipelago Learning, Ltd.*	31,320	328,860
Bottomline Technologies, Inc.*	27,130	610,425
Ceva, Inc.*	18,610	536,154
Computer Task Group, Inc.*	65,550	854,772
CVD Equipment Corp.*	37,270	572,467
Deltek, Inc.*	79,020	644,013
Digi International, Inc.*	57,080	627,309
ExlService Holdings, Inc.*	24,680	656,488
Keynote Systems, Inc.	32,390	593,709
Knot, Inc., The*	83,140	612,742
Lecroy Corp.*	50,230	454,582
Liquidity Services, Inc.*	20,970	714,238
LivePerson, Inc.*	51,210	644,222
LRAD Corp.*	213,998	380,916

	Shares	Value

Magma Design Automation, Inc.*	86,620	$495,466
Majesco Entertainment Co.*	257,470	715,767
Perficient, Inc.*	73,570	632,702
Procera Networks, Inc.*	46,820	753,334
PROS Holdings, Inc.*	39,650	634,796
SPS Commerce, Inc.*	28,020	657,069
Web.com Group, Inc.*	62,130	640,560
Total Information Technology		13,368,733
Materials - 4.5%
Flotek Industries, Inc.*	66,080	601,989
Haynes International, Inc.	14,470	867,621
Horsehead Holding Corp.*	64,320	597,533
Universal Stainless & Alloy Products, Inc.*	20,890	790,060
Total Materials		2,857,203
Total Common Stocks
(cost $58,076,923)		61,682,901
Other Investment Companies - 3.0°%'
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $1,875,332)	1,875,332	1,875,332
Total Investments - 100.4%
(cost $59,952,255)		63,558,233
Other Assets, less Liabilities - (0.4)%		(253,735)
Net Assets - 100.0%		$63,304,498

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net

Managers Cadence Capital Appreciation Fund	$606,101,598	$97,665,723	($23,282,494)	$74,383,229

Managers Cadence Focused Growth Fund	12,038,110	1,856,248	(400,505)	1,455,743

Managers Cadence Mid-Cap Fund	555,105,962	75,562,143	(23,426,316)	52,135,827

Managers Cadence Emerging Companies Fund	60,680,679	7,011,481	(4,133,927)	2,877,554

*	Non-income-producing security.

[1]	Yield shown for each investment company represents the November 30, 2011, seven-day average yield, which refers to the sum
of	the previous seven days’ dividends paid, expressed as an annual percentage.

As of November 30, 2011, the securities in the Funds were all level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedules of Portfolio Investments.

For the fiscal year ended November 30, 2011, the Funds had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

November 30, 2011 (unaudited)

	Managers Cadence Capital Appreciation Fund	Managers Cadence Focused Growth Fund	Managers Cadence Mid-Cap Fund	Managers Cadence Emerging Companies Fund
Assets:
Investments at value*	$680,484,827	$13,493,853	$579,760,523	$63,558,233
Cash	20,384	—	—	—
Receivable for investments sold	—	54,964	2,377,041	61,370
Receivable for Fund shares sold	988,525	791	1,271,579	1,973
Dividends, interest and other receivables	1,251,548	35,269	551,465	41,344
Receivable from affiliate	45,241	6,510	38,673	13,411
Prepaid expenses	112,911	60,236	75,150	21,729
Total assets	682,903,436	13,651,623	584,074,431	63,698,060
Liabilities:
Payable for Fund shares repurchased	1,069,457	6,208	1,916,813	5,435
Payable for investments purchased	170,491	77,057	716,904	274,844
Accrued expenses:
Investment management and advisory fees	248,913	4,880	211,443	63,272
Administrative fees	138,285	2,711	117,468	12,654
Distribution Fees - Class A	17,243	271	29,613	N/A
Distribution Fees - Class B	3,588	N/A	5,846	N/A
Distribution Fees - Class C	23,592	1,086	17,829	N/A
Distribution Fees - Class D	75,674	368	8,119	N/A
Distribution Fees - Administrative Class	—	7	—	—
Distribution Fees - Class R	1,422	N/A	7,072	N/A
Other	186,494	27,519	194,263	37,357
Total liabilities	1,935,159	120,107	3,225,370	393,562

Net Assets	$680,968,277	$13,531,516	$580,849,061	$63,304,498
Net Assets Represent:
Paid-in capital	$834,639,811	$22,658,156	$677,522,503	$106,863,980
Undistributed net investment income (loss)	1,041,071	96,579	(43,721)	(216,479)
Accumulated net realized loss from investments	(229,766,270)	(10,744,976)	(149,059,284)	(46,948,981)
Net unrealized appreciation of investments	75,053,665	1,521,757	52,429,563	3,605,978
Net Assets	$680,968,277	$13,531,516	$580,849,061	$63,304,498
* Investments at cost	$605,431,162	$11,972,096	$527,330,960	$59,952,255

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (continued)

November 30, 2011 (unaudited)

	Managers Cadence Capital Appreciation Fund	Managers Cadence Focused Growth Fund	Managers Cadence Mid-Cap Fund	Managers Cadence Emerging Companies Fund
Class A Shares:
Net Assets	$84,058,193	$1,347,572	$145,325,948	N/A
Shares outstanding	5,109,544	161,400	6,082,796	N/A
Net asset value and redemption price per share	$16.45	$8.35	$23.89	N/A
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100%—maximum sales charge))	$17.45	$8.86	$25.35	N/A
Class B Shares:
Net Assets	$4,327,459	N/A	$7,001,163	N/A
Shares outstanding	295,315	N/A	333,744	N/A
Net asset value and offering price per share	$14.65	N/A	$20.98	N/A
Class C Shares:
Net Assets	$28,719,780	$1,337,381	$21,714,296	N/A
Shares outstanding	1,953,346	163,806	1,034,384	N/A
Net asset value and offering price per share	$14.70	$8.16	$20.99	N/A
Class D Shares:
Net Assets	$375,249,867	$1,826,943	$39,311,907	N/A
Shares outstanding	23,138,305	219,047	1,632,884	N/A
Net asset value, offering and redemption price per share	$16.22	$8.34	$24.08	N/A
Institutional Class Shares:
Net Assets	$110,254,441	$8,846,598	$243,434,324	$54,713,984
Shares outstanding	6,442,518	1,045,442	9,588,100	2,608,322
Net asset value, offering and redemption price per share	$17.11	$8.46	$25.39	$20.98
Administrative Class Shares:
Net Assets	$72,327,132	$11,195	$100,089,211	$8,590,514
Shares outstanding	4,369,906	1,326	4,095,839	437,729
Net asset value, offering and redemption price per share	$16.55	$8.44	$24.44	$19.63
Class P Shares:
Net Assets	$2,662,120	$161,827	$6,770,469	N/A
Shares outstanding	156,295	19,307	267,492	N/A
Net asset value, offering and redemption price per share	$17.03	$8.38	$25.31	N/A
Class R Shares:
Net Assets	$3,369,285	N/A	$17,201,743	N/A
Shares outstanding	204,939	N/A	722,012	N/A
Net asset value, offering and redemption price per share	$16.44	N/A	$23.82	N/A

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended November 30, 2011 (unaudited)

	Managers Cadence Capital Appreciation Fund	Managers Cadence Focused Growth Fund

Investment Income:

Dividend income	$4,460,979	$101,938

Interest income	—	—

Foreign withholding tax	(669)	—

Total investment income	4,460,310	101,938

Expenses:

Investment management and advisory fees	1,635,518	35,255

Administrative fees	908,621	19,586

Distribution fees - Class A	114,375	3,559

Distribution fees - Class B	24,680	N/A

Distribution fees - Class C	154,333	7,173

Distribution fees - Class D	440,866	2,258

Distribution fees - Administrative Class	—	3

Distribution fees - Class R	8,902	N/A

Transfer agent	582,240	9,166

Professional fees	70,296	16,858

Custodian	49,081	1,276

Reports to shareholders	41,189	—

Registration fees	39,843	8,857

Trustees fees and expenses	38,058	912

Miscellaneous	15,977	1,666

Total expenses before offsets	4,123,979	106,569

Expense reimbursements	(268,304)	(31,562)

Expense reductions	(30,795)	(608)

Net expenses	3,824,880	74,399

Net investment income	635,430	27,539

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	31,508,100	343,024

Net change in unrealized depreciation of investments	(85,909,154)	(1,668,102)

Net realized and unrealized loss	(54,401,054)	(1,325,078)

Net decrease in net assets resulting from operations	($53,765,624)	($1,297,539)

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended November 30, 2011 (unaudited)

	Managers Cadence Mid-Cap Fund	Managers Cadence Emerging Companies Fund

Investment Income:

Dividend income	$2,825,968	$150,903

Interest income	821	15

Foreign withholding tax	(5,930)	—

Total investment income	2,820,859	150,918

Expenses:

Investment management and advisory fees	1,350,894	375,149

Administrative fees	750,497	75,030

Distribution fees - Class A	188,419	N/A

Distribution fees - Class B	40,182	N/A

Distribution fees - Class C	114,919	N/A

Distribution fees - Class D	35,994	N/A

Distribution fees - Administrative Class	—	—

Distribution fees - Class R	45,569	N/A

Transfer agent	401,525	10,834

Professional fees	55,860	23,263

Custodian	43,959	8,811

Reports to shareholders	30,239	6,940

Registration fees	28,412	2,141

Trustees fees and expenses	31,622	3,173

Miscellaneous	8,679	1,723

Total expenses before offsets	3,126,770	507,064

Expense reimbursements	(233,300)	(75,402)

Expense reductions	(28,890)	(16,299)

Net expenses	2,864,580	415,363

Net investment income (loss)	(43,721)	(264,445)

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	31,457,186	2,946,082

Net change in unrealized depreciation of investments	(92,787,024)	(10,655,051)

Net realized and unrealized loss	(61,329,838)	(7,708,969)

Net decrease in net assets resulting from operations	($61,373,559)	($7,973,414)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Managers Cadence Capital Appreciation Fund			Managers Cadence Focused Growth Fund
	For the six months ended November 30, 2011 (unaudited)	For the fiscal period from July 1, 2010 to May 31, 2011	Fiscal year ended June 30, 2010	For the six months ended November 30, 2011 (unaudited)	For the fiscal period from July 1, 2010 to May 31, 2011	Fiscal year ended June 30, 2010

Increase (Decrease) in Net Assets From Operations:

Net investment income	$635,430	$2,894,573	$3,134,702	$27,539	$92,906	$336,588

Net realized gain on investments	31,508,100	97,122,182	87,941,085	343,024	2,855,858	14,309,303

Net change in unrealized appreciation (depreciation) of investments	(85,909,154)	136,376,505	28,811,634	(1,668,102)	3,936,822	(2,924,435)

Net increase (decrease) in net assets resulting from operations	(53,765,624)	236,393,260	119,887,421	(1,297,539)	6,885,586	11,721,456

Distributions to Shareholders:

From net investment income:

Class A	—	(476,286)	(295,140)	—	(21,767)	(51,428)

Class B	—	—	(23)	N/A	N/A	N/A

Class C	—	—	(44)	—	—	(6,572)

Class D	—	(1,358,363)	(1,113,708)	—	(12,472)	(19,677)

Institutional Class	—	(1,431,683)	(1,805,828)	—	(163,809)	(485,230)

Administrative Class	—	(1,052,092)	(1,084,217)	—	(79)	(115)

Class P	—	(20,264)	(51,533)	—	(1,850)	(2,860)

Class R	—	—	(6)	N/A	N/A	N/A

From net realized gain on investments:

Class A	—	—	—	—	(110,707)	—

Class C	—	—	—	—	(52,511)	—

Class D	—	—	—	—	(54,534)	—

Institutional Class	—	—	—	—	(550,692)	—

Administrative Class	—	—	—	—	(336)	—

Class P	—	—	—	—	(6,219)	—

Total distributions to shareholders	—	(4,338,688)	(4,350,499)	—	(974,976)	(565,882)

From Capital Share Transactions:

Proceeds from sale of shares	95,910,108	198,499,649	309,681,375	389,326	1,188,182	6,815,491

Reinvestment of dividends and distributions	—	4,159,200	4,012,522	—	900,806	558,664

Cost of shares repurchased	(194,560,829)	(364,009,067)	(514,442,034)	(4,232,419)	(11,856,898)	(95,228,271)

Net decrease from capital share transactions	(98,650,721)	(161,350,218)	(200,748,137)	(3,843,093)	(9,767,910)	(87,854,116)

Total increase (decrease) in net assets	(152,416,345)	70,704,354	(85,211,215)	(5,140,632)	(3,857,300)	(76,698,542)

Net Assets:

Beginning of period	833,384,622	762,680,268	847,891,483	18,672,148	22,529,448	99,227,990

End of period	$680,968,277	$833,384,622	$762,680,268	$13,531,516	$18,672,148	$22,529,448

End of period undistributed net investment income	$1,041,071	$405,641	$1,921,409	$96,579	$69,040	$176,127

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Managers Cadence Mid-Cap Fund			Managers Cadence Emerging Companies Fund
	For the six months ended November 30, 2011 (unaudited)	For the fiscal period from July 1, 2010 to May 31, 2011	Fiscal year ended June 30, 2010	For the six months ended November 30, 2011 (unaudited)	For the fiscal period from July 1, 2010 to May 31, 2011	Fiscal year ended June 30, 2010

Increase (Decrease) in Net Assets From Operations:

Net investment income (loss)	($43,721)	$655,026	($62,454)	($264,445)	($153,710)	($585,804)

Net realized gain on investments	31,457,186	140,583,056	132,606,154	2,946,082	14,220,407	21,068,700

Net change in unrealized appreciation (depreciation) of investments	(92,787,024)	116,309,195	(1,819,138)	(10,655,051)	14,038,159	(5,270,056)

Net increase (decrease) in net assets resulting from operations	(61,373,559)	257,547,277	130,724,562	(7,973,414)	28,104,856	15,212,840

Distributions to Shareholders:

From net investment income:

Class A	—	(206,078)	—	N/A	N/A	N/A

Class B	—	—	—	N/A	N/A	N/A

Class C	—	—	—	N/A	N/A	N/A

Class D	—	(12,298)	—	N/A	N/A	N/A

Institutional Class	—	(1,262,080)	—	—	—	—

Administrative Class	—	(223,568)	—	—	—	—

Class P	—	(13,056)	—	N/A	N/A	N/A

Class R	—	—	—	N/A	N/A	N/A

Total distributions to shareholders	—	(1,717,080)	—	—	—	—

From Capital Share Transactions:

Proceeds from sale of shares	81,978,891	118,147,528	159,407,898	12,216,917	12,354,565	6,712,589

Reinvestment of dividends and distributions	—	1,579,885	—	—	—	—

Cost of shares repurchased	(121,281,204)	(362,320,270)	(356,761,266)	(10,867,436)	(27,526,509)	(46,178,201)

Net increase (decrease) from capital share transactions	(39,302,313)	(242,592,857)	(197,353,368)	1,349,481	(15,171,944)	(39,465,612)

Total increase (decrease) in net assets	(100,675,872)	13,237,340	(66,628,806)	(6,623,933)	12,932,912	(24,252,772)

Net Assets:

Beginning of period	681,524,933	668,287,593	734,916,399	69,928,431	56,995,519	81,248,291

End of period	$580,849,061	$681,524,933	$668,287,593	$63,304,498	$69,928,431	$56,995,519

End of period undistributed net investment income (loss)	($43,721)	—	$28,215	($216,479)	$47,966	($18,557)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the six months ended November 30,2011 (unaudited) and each fiscal period ended

	Fiscal period ended:		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investments	Total Distributions to Shareholders
MANAGERS CADENCE CAPITAL APPRECIATION FUND*
Class A	11/30/2011		$17.57	$0.01	[3]	($1.13)[3]		($1.12)	—	—	—
	5/31/2011	**	13.34	0.04	[3]	4.26	[3]	4.30	($0.07)	—	($0.07)
	6/30/2010		11.91	0.03	[3]	1.43	[3]	1.46	(0.03)	—	(0.03)
	6/30/2009		18.14	0.04	[3]	(6.27)[3]		(6.23)	(0.00)#	—	(0.00)#
	6/30/2008		21.00	0.02	[3]	(0.92)[3]		(0.90)	(0.06)	($1.90)	(1.96)
	6/30/2007		19.71	0.04	[3]	2.64	[3]	2.68	(0.02)	(1.37)	(1.39)
	6/30/2006		17.93	0.04	[3]	1.74	[3]	1.78	(0.00)#	—	(0.00)#
Class B	11/30/2011		$15.71	($0.05)[3]		($1.01)[3]		($1.06)	—	—	—
	5/31/2011	**	11.96	(0.06)[3]		3.81	[3]	3.75	—	—	—
	6/30/2010		10.74	(0.06)[3]		1.28	[3]	1.22	($0.00 )#	—	($0.00 )#
	6/30/2009		16.48	(0.06)[3]		(5.68)[3]		(5.74)	(0.00)#	—	(0.00)#
	6/30/2008		19.33	(0.12)[3]		(0.83)[3]		(0.95)	(0.00)#	($1.90)	(1.90)
	6/30/2007		18.35	(0.10)[3]		2.45	[3]	2.35	(0.00)#	(1.37)	(1.37)
	6/30/2006		16.82	(0.10)[3]		1.63	[3]	1.53	(0.00)#	—	(0.00)#
Class C	11/30/2011		$15.76	($0.05)[3]		($1.01)[3]		($1.06)	—	—	—
	5/31/2011	**	12.00	(0.05)[3]		3.81	[3]	3.76	—	—	—
	6/30/2010		10.77	(0.06)[3]		1.29	[3]	1.23	($0.00 )#	—	($0.00 )#
	6/30/2009		16.53	(0.06)[3]		(5.70)[3]		(5.76)	(0.00)#	—	(0.00)#
	6/30/2008		19.37	(0.12)[3]		(0.82)[3]		(0.94)	(0.00)#	($1.90)	(1.90)
	6/30/2007		18.39	(0.10)[3]		2.45	[3]	2.35	(0.00)#	(1.37)	(1.37)
	6/30/2006		16.85	(0.10)[3]		1.64	[3]	1.54	(0.00)#	—	(0.00)#
Class D	11/30/2011		$17.32	$0.01	[3]	($1.11)[3]		($1.10)	—	—	—
	5/31/2011	**	13.16	0.04	[3]	4.20	[3]	4.24	($0.08)	—	($0.08)
	6/30/2010		11.79	0.04	[3]	1.41	[3]	1.45	(0.08)	—	(0.08)
	6/30/2009		17.99	0.05	[3]	(6.23)[3]		(6.18)	(0.02)	—	(0.02)
	6/30/2008		20.85	0.02	[3]	(0.91)[3]		(0.89)	(0.07)	($1.90)	(1.97)
	6/30/2007		19.58	0.04	[3]	2.63	[3]	2.67	(0.03)	(1.37)	(1.40)
	6/30/2006		17.83	0.04	[3]	1.73	[3]	1.77	(0.02)	—	(0.02)
Institutional Class	11/30/2011		$18.24	$0.04	[3]	($1.17)[3]		($1.13)	—	—	—
	5/31/2011	**	13.84	0.10	[3]	4.42	[3]	4.52	($0.12)	—	($0.12)
	6/30/2010		12.36	0.09	[3]	1.48	[3]	1.57	(0.09)	—	(0.09)
	6/30/2009		18.79	0.10	[3]	(6.51)[3]		(6.41)	(0.02)	—	(0.02)
	6/30/2008		21.64	0.10	[3]	(0.95)[3]		(0.85)	(0.10)	($1.90)	(2.00)
	6/30/2007		20.22	0.12	[3]	2.73	[3]	2.85	(0.06)	(1.37)	(1.43)
	6/30/2006		18.36	0.12	[3]	1.78	[3]	1.90	(0.04)	—	(0.04)
Administrative Class	11/30/2011		$17.67	$0.02	[3]	($1.14)[3]		($1.12)	—	—	—
	5/31/2011	**	13.40	0.06	[3]	4.29	[3]	4.35	($0.08)	—	($0.08)
	6/30/2010		11.98	0.05	[3]	1.43	[3]	1.48	(0.06)	—	(0.06)
	6/30/2009		18.22	0.06	[3]	(6.29)[3]		(6.23)	(0.01)	—	(0.01)
	6/30/2008		21.11	0.05	[3]	(0.92)[3]		(0.87)	(0.12)	($1.90)	(2.02)
	6/30/2007		19.78	0.07	[3]	2.66	[3]	2.73	(0.03)	(1.37)	(1.40)
	6/30/2006		17.99	0.07	[3]	1.74	[3]	1.81	(0.02)	—	(0.02)
Class P	11/30/2011		$18.16	$0.04	[3]	($1.17)[3]		($1.13)	—	—	—
	5/31/2011	**	13.78	0.08	[3]	4.42	[3]	4.50	($0.12)	—	($0.12)
	6/30/2010		12.33	0.07	[3]	1.48	[3]	1.55	(0.10)	—	(0.10)
	6/30/2009	†	18.19	0.08	[3]	(5.91)[3]		(5.83)	(0.03)	—	(0.03)
Class R	11/30/2011		$17.58	($0.01)[3]		($1.13)[3]		($1.14)	—	—	—
	5/31/2011	**	13.32	0.01	[3]	4.25	[3]	4.26	—	—	—
	6/30/2010		11.90	(0.00	)#,3	1.42	[3]	1.42	($0.00 )#	—	($0.00 )#
	6/30/2009		18.17	0.01	[3]	(6.28)[3]		(6.27)	(0.00)#	—	(0.00)#
	6/30/2008		21.04	(0.03)[3]		(0.93)[3]		(0.96)	(0.01)	($1.90)	(1.91)
	6/30/2007		19.79	(0.01)[3]		2.66	[3]	2.65	(0.03)	(1.37)	(1.40)
	6/30/2006		18.07	(0.01)[3]		1.75	[3]	1.74	(0.02)	—	(0.02)

	Net Asset Value End of Period		Total Return[1]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)	Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets[2]	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[2]
MANAGERS CADENCE CAPITAL APPRECIATION FUND
Class A	$16.45		(6.37)%[7]	1.11%[6]	0.11%[6]	57%[7]	$84,058	1.19%[6]	0.03%[6]
	17.57		32.23%[5,7]	1.10%[6]	0.30%[6]	75%[5,7]	110,903	1.16%[6]	0.24%[6]
	13.34		12.23%	1.11%	0.24%	103%	108,395	1.11%	0.24%
	11.91	[4]	(34.34)%[4]	1.11%	0.26%	154%	157,543	1.11%	0.26%
	18.14		(5.43)%	1.09%	0.08%	134%	399,869	1.09%	0.08%
	21.00		14.18%	1.08%	0.21%	150%	448,379	1.08%	0.21%
	19.71		9.95%	1.12%	0.19%	161%	361,002	1.12%	0.19%
Class B	$14.65		(6.75)%[7]	1.86%[6]	(0.65)%[6]	57%[7]	$4,327	1.94%[6]	(0.73)%[6]
	15.71		31.35%[5,7]	1.86%[6]	(0.45)%[6]	75%[5,7]	6,128	1.92%[6]	(0.51)%[6]
	11.96		11.36%	1.86%	(0.52)%	103%	9,420	1.86%	(0.52)%
	10.74	[4]	(34.83)%[4]	1.86%	(0.49)%	154%	14,963	1.86%	(0.49)%
	16.48		(6.17)%	1.84%	(0.66)%	134%	41,429	1.84%	(0.66)%
	19.33		13.36%	1.83%	(0.52)%	150%	60,862	1.83%	(0.52)%
	18.35		9.10%	1.87%	(0.56)%	161%	75,309	1.87%	(0.56)%
Class C	$14.70		(6.73)%[7]	1.85%[6]	(0.63)%[6]	57%[7]	$28,720	1.93%[6]	(0.71)%[6]
	15.76		31.33%[5,7]	1.83%[6]	(0.42)%[6]	75%[5,7]	35,881	1.89%[6]	(0.48)%[6]
	12.00		11.42%	1.86%	(0.51)%	103%	49,075	1.86%	(0.51)%
	10.77	[4]	(34.81)%[4]	1.86%	(0.46)%	154%	55,445	1.86%	(0.46)%
	16.53		(6.16)%	1.84%	(0.67)%	134%	113,744	1.84%	(0.67)%
	19.37		13.33%	1.83%	(0.53)%	150%	134,475	1.83%	(0.53)%
	18.39		9.14%	1.87%	(0.56)%	161%	138,280	1.87%	(0.56)%
Class D	$16.22		(6.35)%[7]	1.11%[6]	0.14%[6]	57%[7]	$375,250	1.19%[6]	0.06%[6]
	17.32		32.25%[5,7]	1.11%[6]	0.28%[6]	75%[5,7]	351,467	1.17%[6]	0.22%[6]
	13.16		12.26%	1.11%	0.26%	103%	197,251	1.11%	0.26%
	11.79	[4]	(34.36)%[4]	1.11%	0.39%	154%	82,956	1.11%	0.39%
	17.99		(5.44)%	1.09%	0.08%	134%	37,601	1.09%	0.08%
	20.85		14.18%	1.08%	0.22%	150%	38,714	1.08%	0.22%
	19.58		9.91%	1.12%	0.20%	161%	34,210	1.12%	0.20%
Institutional Class	$17.11		(6.20)%[7]	0.71%[6]	0.48%[6]	57%[7]	$110,254	0.79%[6]	0.40%[6]
	18.24		32.73%[5,7]	0.71%[6]	0.69%[6]	75%[5,7]	178,990	0.77%[6]	0.63%[6]
	13.84		12.67%	0.71%	0.62%	103%	187,350	0.71%	0.59%
	12.36	[4]	(34.08)%[4]	0.71%	0.71%	154%	276,437	0.71%	0.71%
	18.79		(5.05)%	0.69%	0.47%	134%	459,142	0.69%	0.47%
	21.64		14.67%	0.68%	0.61%	150%	424,762	0.68%	0.61%
	20.22		10.33%	0.72%	0.60%	161%	383,054	0.72%	0.60%
Administrative Class	$16.55		(6.34)%[7]	0.96%[6]	0.24%[6]	57%[7]	$72,327	1.04%[6]	0.16%[6]
	17.67		32.47%[5,7]	0.96%[6]	0.43%[6]	75%[5,7]	143,233	1.02%[6]	0.37%[6]
	13.40		12.43%	0.96%	0.39%	103%	199,889	0.99%	0.36%
	11.98	[4]	(34.26)%[4]	0.96%	0.45%	154%	245,686	0.96%	0.45%
	18.22		(5.32)%	0.93%	0.24%	134%	439,571	0.93%	0.24%
	21.11		14.37%	0.93%	0.37%	150%	518,562	0.93%	0.37%
	19.78		10.09%	0.97%	0.35%	161%	459,715	0.97%	0.35%
Class P	$17.03		(6.22)%[7]	0.75%[6]	0.49%[6]	57%[7]	$2,662	0.83%[6]	0.41%[6]
	18.16		32.68%[5,7]	0.82%[6]	0.59%[6]	75%[5,7]	2,858	0.88%[6]	0.53%[6]
	13.78		12.51%	0.85%	0.52%	103%	7,121	0.85%	0.52%
	12.33	[4]	(32.04)%[4,7]	0.79%[6]	0.67%[6]	154%[7]	4,308	0.79%[6]	0.67%[6]
Class R	$16.44		(6.48)%[7]	1.36%[6]	(0.13)%[6]	57%[7]	$3,369	1.44%[6]	(0.21)%[6]
	17.58		31.98%[5,7]	1.36%[6]	0.04%[6]	75%[5,7]	3,924	1.42%[6]	(0.02)%[6]
	13.32		11.93%	1.36%	(0.02)%	103%	4,179	1.36%	(0.02)%
	11.90	[4]	(34.51)%[4]	1.36%	0.06%	154%	10,553	1.36%	0.06%
	18.17		(5.68)%	1.34%	(0.16)%	134%	16,864	1.34%	(0.16)%
	21.04		13.92%	1.33%	(0.04)%	150%	18,552	1.33%	(0.04)%
	19.79		9.62%	1.37%	(0.05)%	161%	13,019	1.37%	(0.05)%

Financial Highlights

For a share outstanding throughout the six months ended November 30,2011 (unaudited) and each fiscal period ended

	Fiscal period ended:		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investments	Total Distributions to Shareholders
MANAGERS CADENCE FOCUSED GROWTH FUND*
Class A	11/30/2011		$8.98	$0.01	[3]	($0.64)[3]		($0.63)	—	—	—
	5/31/2011	**	6.98	0.02	[3]	2.29	[3]	2.31	($0.05)	($0.26)	($0.31)
	6/30/2010		6.59	0.02	[3]	0.46	[3]	0.48	(0.09)	—	(0.09)
	6/30/2009		9.67	0.02	[3]	(3.10)[3]		(3.08)	(0.00)#	—	(0.00)#
	6/30/2008		10.47	(0.01)[3]		(0.78)[3]		(0.79)	(0.01)	(0.00)#	(0.01)
	6/30/2007	†	9.30	(0.02)[3]		1.36	[3]	1.34	(0.03)	(0.14)	(0.17)
Class C	11/30/2011		$8.80	($0.02)[3]		($0.62)[3]		($0.64)	—	—	—
	5/31/2011	**	6.85	(0.04)[3]		2.25	[3]	2.21	—	($0.26)	($0.26)
	6/30/2010		6.46	(0.04)[3]		0.45	[3]	0.41	($0.02)	—	(0.02)
	6/30/2009		9.55	(0.03)[3]		(3.06)[3]		(3.09)	(0.00)#	—	(0.00)#
	6/30/2008		10.42	(0.09)[3]		(0.78)[3]		(0.87)	(0.00)#	(0.00)#	(0.00)#
	6/30/2007	†	9.30	(0.09)[3]		1.36	[3]	1.27	(0.01)	(0.14)	(0.15)
Class D	11/30/2011		$8.96	$0.01	[3]	($0.63)[3]		($0.62)	—	—	—
	5/31/2011	**	6.98	0.02	[3]	2.28	[3]	2.30	($0.06)	($0.26)	($0.32)
	6/30/2010		6.59	0.02	[3]	0.47	[3]	0.49	(0.10)	—	(0.10)
	6/30/2009		9.67	0.02	[3]	(3.10)[3]		(3.08)	(0.00)#	—	(0.00)#
	6/30/2008		10.47	(0.01)[3]		(0.79)[3]		(0.80)	(0.00)#	(0.00)#	(0.00)#
	6/30/2007	†	9.30	(0.01)[3]		1.36	[3]	1.35	(0.04)	(0.14)	(0.18)
Institutional Class	11/30/2011		$9.08	$0.02	[3]	($0.64)[3]		($0.62)	—	—	—
	5/31/2011	**	7.06	0.05	[3]	2.31	[3]	2.36	($0.08)	($0.26)	($0.34)
	6/30/2010		6.65	0.04	[3]	0.47	[3]	0.51	(0.10)	—	(0.10)
	6/30/2009		9.75	0.05	[3]	(3.13)[3]		(3.08)	(0.02)	—	(0.02)
	6/30/2008		10.54	0.03	[3]	(0.80)[3]		(0.77)	(0.02)	(0.00)#	(0.02)
	6/30/2007		9.34	0.03	[3]	1.33	[3]	1.36	(0.02)	(0.14)	(0.16)
	6/30/2006		7.82	0.04	[3]	1.50	[3]	1.54	(0.02)	—	(0.02)
Administrative Class	11/30/2011		$9.06	$0.02	[3]	($0.64)[3]		($0.62)	—	—	—
	5/31/2011	**	7.01	0.03	[3]	2.34	[3]	2.37	($0.06)	($0.26)	($0.32)
	6/30/2010		6.62	0.03	[3]	0.46	[3]	0.49	(0.10)	—	(0.10)
	6/30/2009		9.71	0.03	[3]	(3.12)[3]		(3.09)	(0.00)#	—	(0.00)#
	6/30/2008		10.50	0.00	#[3]	(0.79)[3]		(0.79)	(0.00)#	(0.00)#	(0.00)#
	6/30/2007	††	9.14	0.01	[3]	1.52	[3]	1.53	(0.03)	(0.14)	(0.17)
Class P	11/30/2011		$8.99	$0.02	[3]	($0.63)[3]		($0.61)	—	—	—
	5/31/2011	**	7.00	0.04	[3]	2.29	[3]	2.33	($0.08)	($0.26)	($0.34)
	6/30/2010		6.61	0.04		0.47		0.51	(0.12)	—	(0.12)
	6/30/2009	‡	9.44	0.04		(2.83)		(2.79)	(0.04)	—	(0.04)

	Net Asset Value End of Period	Total Return[1]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)	Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets[2]	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[2]
MANAGERS CADENCE FOCUSED GROWTH FUND
Class A	$8.35	(7.02)%[6]	1.07%[5]	0.14%[5]	47%[6]	$1,348	1.48%[5]	(0.27)%[5]
	8.98	33.44%[4,6]	1.08%[5]	0.27%[5]	83%[4,6]	3,737	1.47%[5]	(0.12)%[5]
	6.98	7.21%	1.12%	0.24%	120%	3,602	1.12%	0.24%
	6.59	(31.85)%	1.11%	0.26%	156%	4,803	1.11%	0.26%
	9.67	(7.55)%	1.12%	(0.13)%	143%	7,418	1.12%	(0.13)%
	10.47	14.60%[6]	1.11%[5]	(0.23)%[5]	106%[6]	1,704	1.11%[5]	(0.23)%[5]
Class C	$8.16	(7.27)%[6]	1.78%[5]	(0.46)%[5]	47%[6]	$1,337	2.19%[5]	(0.87)%[5]
	8.80	32.43%[4,6]	1.85%[5]	(0.49)%[5]	83%[4,6]	1,667	2.24%[5]	(0.88)%[5]
	6.85	6.38%	1.87%	(0.51)%	120%	1,624	1.87%	(0.51)%
	6.46	(32.34)%	1.86%	(0.48)%	156%	2,343	1.86%	(0.48)%
	9.55	(8.30)%	1.86%	(0.89)%	143%	2,706	1.86%	(0.89)%
	10.42	13.81%[6]	1.86%[5]	(0.91)%[5]	106%[6]	1,351	1.86%[5]	(0.91)%[5]
Class D	$8.34	(6.92)%[6]	1.11%[5]	0.24%[5]	47%[6]	$1,827	1.52%[5]	(0.17)%[5]
	8.96	33.25%[4,6]	1.12%[5]	0.23%[5]	83%[4,6]	1,980	1.51%[5]	(0.16)%[5]
	6.98	7.25%	1.12%	0.27%	120%	1,375	1.12%	0.27%
	6.59	(31.85)%	1.11%	0.28%	156%	1,271	1.11%	0.28%
	9.67	(7.61)%	1.12%	(0.13)%	143%	1,811	1.12%	(0.13)%
	10.47	14.16%[6]	1.11%[5]	(0.06)%[5]	106%[6]	1,225	1.11%[5]	(0.06)%[5]
Institutional Class	$8.46	(6.83)%[6]	0.76%[5]	0.56%[5]	47%[6]	$8,847	1.17%[5]	0.15%[5]
	9.08	33.81%[4,6]	0.75%[5]	0.64%[5]	83%[4,6]	11,067	1.14%[5]	0.25%[5]
	7.06	7.50%	0.74%	0.60%	120%	15,695	0.74%	0.60%
	6.65	(31.54)%	0.71%	0.67%	156%	90,722	0.71%	0.67%
	9.75	(7.30)%	0.72%	0.30%	143%	122,861	0.72%	0.30%
	10.54	14.72%	0.71%	0.30%	106%	50,850	0.71%	0.30%
	9.34	19.68%	0.73%	0.48%[5]	153%	4,600	0.73%	0.48%[5]
Administrative Class	$8.44	(6.84)%[6]	0.76%[5]	0.59%[5]	47%[6]	$11	1.17%[5]	0.18%[5]
	9.06	34.20%[4,6]	1.00%[5]	0.35%[5]	83%[4,6]	12	1.39%[5]	(0.04)%[5]
	7.01	7.34%	1.00%	0.38%	120%	8	1.00%	0.38%
	6.62	(31.80)%	0.97%	0.40%	156%	7	0.97%	0.40%
	9.71	(7.49)%	0.96%	0.00%#	143%	11	0.96%	0.00%#
	10.50	16.96%[6]	0.96%[5]	0.13%[5]	106%[6]	12	0.96%[5]	0.13%[5]
Class P	$8.38	(6.79)%[6]	0.81%[5]	0.54%[5]	47%[6]	$162	1.22%[5]	0.13%[5]
	8.99	33.62%[4,6]	0.82%[5]	0.53%[5]	83%[4,6]	209	1.21%[5]	0.14%[5]
	7.00	7.63%	0.85%	0.53%	120%	225	0.85%	0.53%
	6.61	(29.52)%[6]	0.80%[5]	0.53%[5]	156%[6]	82	0.80%[5]	0.53%[5]

Financial Highlights For a share outstanding throughout the six months ended November 30, 2011 (unaudited) and each fiscal period ended

	Fiscal period ended:		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investments	Total Distributions to Shareholders
MANAGERS CADENCE MID-CAP FUND*
Class A	11/30/2011		$26.29	($0.02)[3]		($2.38)[3]		($2.40)	—	—	—
	5/31/2011	**	18.23	(0.01)[3]		8.10	[3]	8.09	($0.03)	—	($0.03)
	6/30/2010		15.57	(0.03)[3]		2.69	[3]	2.66	—	—	—
	6/30/2009		25.56	(0.03)[3]		(9.96)[3]		(9.99)	—	—	—
	6/30/2008		28.34	(0.07)[3]		0.36	[3]	0.29	—	($3.07)	(3.07)
	6/30/2007		27.57	(0.01)[3]		3.65	[3]	3.64	—	(2.87)	(2.87)
	6/30/2006		24.47	(0.02)[3]		3.12	[3]	3.10	—	—	—
Class B	11/30/2011		$23.17	($0.10)[3]		($2.09)[3]		($2.19)	—	—	—
	5/31/2011	**	16.16	(0.15)[3]		7.16	[3]	7.01	—	—	—
	6/30/2010		13.91	(0.15)[3]		2.40	[3]	2.25	—	—	—
	6/30/2009		23.00	(0.15)[3]		(8.94)[3]		(9.09)	—	—	—
	6/30/2008		25.97	(0.25)[3]		0.35	[3]	0.10	—	($3.07)	($3.07)
	6/30/2007		25.68	(0.19)[3]		3.35	[3]	3.16	—	(2.87)	(2.87)
	6/30/2006		22.96	(0.20)[3]		2.92	[3]	2.72	—	—	—
Class C	11/30/2011		$23.19	($0.10)[3]		($2.10)[3]		($2.20)	—	—	—
	5/31/2011	**	16.17	(0.14)[3]		7.16	[3]	7.02	—	—	—
	6/30/2010		13.91	(0.15)[3]		2.41	[3]	2.26	—	—	—
	6/30/2009		23.01	(0.15)[3]		(8.95)[3]		(9.10)	—	—	—
	6/30/2008		25.99	(0.25)[3]		0.34	[3]	0.09	—	($3.07)	($3.07)
	6/30/2007		25.69	(0.20)[3]		3.37	[3]	3.17	—	(2.87)	(2.87)
	6/30/2006		22.97	(0.20)[3]		2.92	[3]	2.72	—	—	—
Class D	11/30/2011		$26.49	($0.03)[3]		($2.38)[3]		($2.41)	—	—	—
	5/31/2011	**	18.36	(0.01)[3]		8.16	[3]	8.15	($0.02)	—	($0.02)
	6/30/2010		15.69	(0.03)[3]		2.70	[3]	2.67	—	—	—
	6/30/2009		25.75	(0.07)[3]		(9.99)[3]		(10.06)	—	—	—
	6/30/2008		28.53	(0.10)[3]		0.39	[3]	0.29	—	($3.07)	(3.07)
	6/30/2007		27.73	(0.01)[3]		3.68	[3]	3.67	—	(2.87)	(2.87)
	6/30/2006		24.61	(0.01)[3]		3.13	[3]	3.12	—	—	—
Institutional Class	11/30/2011		$27.88	$0.03	[3]	($2.52)[3]		($2.49)	—	—	—
	5/31/2011	**	19.32	0.08	[3]	8.58	[3]	8.66	($0.10)	—	($0.10)
	6/30/2010		16.44	0.05	[3]	2.83	[3]	2.88	—	—	—
	6/30/2009		26.87	0.04	[3]	(10.47)[3]		(10.43)	—	—	—
	6/30/2008		29.54	0.04	[3]	0.36	[3]	0.40	—	($3.07)	(3.07)
	6/30/2007		28.50	0.10	[3]	3.81	[3]	3.91	—	(2.87)	(2.87)
	6/30/2006		25.20	0.10	[3]	3.20	[3]	3.30	—	—	—
Administrative Class	11/30/2011		$26.87	($0.00	)#[3]	($2.43)[3]		($2.43)	—	—	—
	5/31/2011	**	18.61	0.02	[3]	8.28	[3]	8.30	($0.04)	—	($0.04)
	6/30/2010		15.88	0.00	#[3]	2.73	[3]	2.73	—	—	—
	6/30/2009		26.02	(0.01)[3]		(10.13)[3]		(10.14)	—	—	—
	6/30/2008		28.76	(0.03)[3]		0.36	[3]	0.33	—	($3.07)	(3.07)
	6/30/2007		27.89	0.03	[3]	3.71	[3]	3.74	—	(2.87)	(2.87)
	6/30/2006		24.71	0.02	[3]	3.16	[3]	3.18	—	—	—
Class P	11/30/2011		$27.80	$0.03	[3]	($2.52)[3]		($2.49)	—	—	—
	5/31/2011	**	19.28	0.05	[3]	8.56	[3]	8.61	($0.09)	—	($0.09)
	6/30/2010		16.42	0.03	[3]	2.83	[3]	2.86	—	—	—
	6/30/2009	†	25.53	0.02	[3]	(9.13)[3]		(9.11)	—	—	—
Class R	11/30/2011		$26.25	($0.05)[3]		($2.38)[3]		($2.43)	—	—	—
	5/31/2011	**	18.22	(0.06)[3]		8.09	[3]	8.03	—	—	—
	6/30/2010		15.61	(0.07)[3]		2.68	[3]	2.61	—	—	—
	6/30/2009		25.67	(0.07)[3]		(9.99)[3]		(10.06)	—	—	—
	6/30/2008		28.52	(0.14)[3]		0.36	[3]	0.22	—	($3.07)	($3.07)
	6/30/2007		27.79	(0.08)[3]		3.68	[3]	3.60	—	(2.87)	(2.87)
	6/30/2006		24.73	(0.08)[3]		3.14	[3]	3.06	—	—	—

	Net Asset Value End of Period		Total Return[1]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)	Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets[2]	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[2]
MANAGERS CADENCE MID-CAP FUND
Class A	$23.89		(9.13)%[9]	1.11%[8]	(0.17)%[8]	59%[9]	$145,326	1.20%[8]	(0.26)%[8]
	26.29		44.38%[6,9]	1.10%[8]	(0.05)%[8]	85%[6,9]	174,948	1.18%[8]	(0.13)%[8]
	18.23		17.08%	1.11%	(0.14)%	107%	155,574	1.11%	(0.14)%
	15.57	[5]	(39.08)%[5]	1.11%	(0.20)%	148%	175,461	1.11%	(0.20)%
	25.56		0.31%	1.09%	(0.28)%	149%	307,962	1.09%	(0.28)%
	28.34		14.52%	1.09%	(0.05)%	164%	334,271	1.09%	(0.05)%
	27.57	[4]	12.67%[4]	1.11%	(0.06)%	174%	353,019	1.11%	(0.06)%
Class B	$20.98		(9.45)%[9]	1.86%[8]	(0.91)%[8]	59%[9]	$7,001	1.95%[8]	(1.00)%[8]
	23.17		43.38%[6,9]	1.85%[8]	(0.81)%[8]	85%[6,9]	10,203	1.93%[8]	(0.89)%[8]
	16.16		16.18%	1.86%	(0.90)%	107%	12,120	1.86%	(0.90)%
	13.91	[5]	(39.52)%[5]	1.86%	(0.98)%	148%	17,882	1.86%	(0.98)%
	23.00		(0.44)%	1.84%	(1.02)%	149%	47,947	1.84%	(1.02)%
	25.99		13.67%	1.84%	(0.79)%	164%	64,763	1.84%	(0.79)%
	25.68	[4]	11.85%[4]	1.86%	(0.81)%	174%	85,023	1.86%	(0.81)%
Class C	$20.99		(9.49)%[7,9]	1.86%[8]	(0.91)%[8]	59%[9]	$21,714	1.95%[8]	(1.00)%[8]
	23.19		43.41%[6,9]	1.83%[8]	(0.81)%[8]	85%[6,9]	27,311	1.91%[8]	(0.89)%[8]
	16.17		16.25%	1.86%	(0.89)%	107%	39,374	1.86%	(0.89)%
	13.91	[5]	(39.55)%[5]	1.86%	(0.96)%	148%	41,542	1.86%	(0.96)%
	23.01		(0.48)%	1.84%	(1.02)%	149%	86,421	1.84%	(1.02)%
	25.99		13.71%	1.84%	(0.80)%	164%	102,361	1.84%	(0.80)%
	25.69	[4]	11.84%[4]	1.86%	(0.80)%	174%	122,217	1.86%	(0.80)%
Class D	$24.08		(9.10)%[7,9]	1.11%[8]	(0.22)%[8]	59%[9]	$39,312	1.20%[8]	(0.31)%[8]
	26.49		44.40%[6,9]	1.10%[8]	(0.07)%[8]	85%[6,9]	14,974	1.18%[8]	(0.15)%[8]
	18.36		17.02%	1.11%	(0.16)%	107%	13,012	1.86%	(0.91)%
	15.69	[5]	(39.07)%[5]	1.11%	(0.34)%	148%	22,739	1.86%	(1.09)%
	25.75		0.31%	1.09%	(0.38)%	149%	193,222	1.84%	(1.13)%
	28.53		14.55%	1.09%	(0.05)%	164%	27,561	1.84%	(0.80)%
	27.73	[4]	12.68%[4]	1.11%	(0.04)%	174%	30,758	1.86%	(0.79)%
Institutional Class	$25.39		(8.93)%[9]	0.71%[8]	0.23%[8]	59%[9]	$243,434	0.80%[8]	0.14%[8]
	27.88		44.87%[6,9]	0.70%[8]	0.36%[8]	85%[6,9]	299,909	0.78%[8]	0.28%[8]
	19.32		17.52%	0.71%	0.26%	107%	292,232	0.74%	0.23%
	16.44	[5]	(38.82)%[5]	0.71%	0.21%	148%	312,484	0.71%	0.21%
	26.87		0.69%	0.69%	0.12%	149%	522,366	0.69%	0.12%
	29.54		15.02%	0.69%	0.35%	164%	482,027	0.69%	0.35%
	28.50	[4]	13.10%[4]	0.71%	0.35%	174%	470,705	0.71%	0.35%
Administrative Class	$24.44		(9.04)%[9]	0.96%[8]	(0.02)%[8]	59%[9]	$100,089	1.05%[8]	(0.11)%[8]
	26.87		44.60%[6,9]	0.94%[8]	0.11%[8]	85%[6,9]	129,964	1.02%[8]	0.03%[8]
	18.61		17.19%	0.96%	0.01%	107%	130,157	0.99%	(0.02)%
	15.88	[5]	(38.97)%[5]	0.96%	(0.04)%	148%	129,640	0.96%	(0.04)%
	26.02		0.45%	0.94%	(0.11)%	149%	214,673	0.94%	(0.11)%
	28.76		14.73%	0.94%	0.11%	164%	278,073	0.94%	0.11%
	27.89	[4]	12.87%[4]	0.96%	0.09%	174%	304,305	0.96%	0.09%
Class P	$25.31		(8.96)%[9]	0.73%[8]	0.25%[8]	59%[9]	$6,770	0.82%[8]	0.16%[8]
	27.80		44.71%[6,9]	0.81%[8]	0.24%[8]	85%[6,9]	2,967	0.89%[8]	0.16%[8]
	19.28		17.42%	0.84%	0.14%	107%	3,334	0.84%	0.14%
	16.42	[5]	(35.68)%[5]	0.80%[8]	0.12%[8]	148%[9]	3,099	0.80%[8]	0.12%[8]
Class R	$23.82		(9.26)%[7,9]	1.36%[8]	(0.42)%[8]	59%[9]	$17,202	1.45%[8]	(0.51)%[8]
	26.25		44.07%[6,9]	1.35%[8]	(0.31)%[8]	85%[6,9]	21,248	1.43%[8]	(0.39)%[8]
	18.22		16.72%	1.36%	(0.39)%	107%	22,485	1.36%	(0.39)%
	15.61	[5]	(39.19)%[5]	1.36%	(0.43)%	148%	32,069	1.36%	(0.43)%
	25.67		0.04%	1.34%	(0.52)%	149%	48,771	1.34%	(0.52)%
	28.52		14.25%	1.34%	(0.31)%	164%	47,308	1.34%	(0.31)%
	27.79	[4]	12.37%[4]	1.36%	(0.31)%	174%	40,579	1.36%	(0.31)%

Financial Highlights For a share outstanding throughout the six months ended November 30,2011 (unaudited) and each fiscal period ended
	Fiscal period ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions to Shareholders from Net Realized Gain on Investments
MANAGERS CADENCE EMERGING COMPANIES FUND*
Institutional Class	11/30/2011	$23.35	($0.09)[3]	($2.28)[3]	($2.37)	—
	5/31/2011**	14.62	(0.04)[3]	8.77[3]	8.73	—
	6/30/2010	12.44	(0.11)[3]	2.29[3]	2.18	—
	6/30/2009	17.28	(0.08)[3]	(4.76)[3]	(4.84)	—
	6/30/2008	23.21	(0.14)[3]	(3.04)[3]	(3.18)	($2.75)
	6/30/2007	24.55	(0.11)[3]	1.14[3]	1.03	(2.37)
	6/30/2006	23.27	(0.20)[3]	3.40[3]	3.20	(1.92)
Administrative Class	11/30/2011	$21.88	($0.10)[3]	($2.15)[3]	($2.25)	—
	5/31/2011**	13.73	(0.12)[3]	8.27[3]	8.15	—
	6/30/2010	11.72	(0.12)[3]	2.13[3]	2.01	—
	6/30/2009	16.32	(0.11)[3]	(4.49)[3]	(4.60)	—
	6/30/2008	22.12	(0.19)[3]	(2.86)[3]	(3.05)	($2.75)
	6/30/2007	23.57	(0.16)[3]	1.08[3]	0.92	(2.37)
	6/30/2006	22.46	(0.25)[3]	3.28[3]	3.03	(1.92)

	Net Asset Value End of Period	Total Return[1]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)	Ratio of Total Expenses(Absent Expense Offsets) to Average Net Assets[2]	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[2]
MANAGERS CADENCE EMERGING COMPANIES FUND
Institutional Class	$20.98	(10.15)%[6]	1.37%[5]	(0.87)%[5]	53%[6]	$54,714	1.67%[5]	(1.17)%[5]
	23.35	59.71%[4,6]	1.41%[5]	(0.24)%[5]	93%[4,6]	65,222	1.67%[5]	(0.50)%[5]
	14.62	17.52 °%	1.42%	(0.73)%	129%	55,166	1.55%	(0.86)%
	12.44	(28.01)%	1.42%	(0.65)%	142%	67,382	1.42%	(0.65)%
	17.28	(15.22)%	1.50%	(0.69)%	140%	206,444	1.50%	(0.69)%
	23.21	4.71%	1.51%	(0.49)%	188%	420,835	1.51%	(0.49)%
	24.55	14.08%	1.52%	(0.81)%	155%	597,208	1.52%	(0.81)%
Administrative Class	$19.63	(10.28)%[6]	1.59%[5]	(1.00)%[5]	53%[6]	$8,591	1.89%[5]	(1.30)%[5]
	21.88	59.36%[4,6]	1.66%[5]	(0.71)%[5]	93%[4,6]	4,706	1.92%[5]	(0.97)%[5]
	13.73	17.15%	1.67%	(0.90)%	129%	1,830	1.80%	(1.03)%
	11.72	(28.19)%	1.67%	(0.91)%	142%	13,866	1.67%	(0.91)%
	16.32	(15.43)%	1.75%	(0.95)%	140%	23,812	1.75%	(0.95)%
	22.12	4.47%	1.76%	(0.74)%	188%	54,701	1.76%	(0.74)%
	23.57	13.82%	1.77%	(1.06)%	155%	62,776	1.77%	(1.06)%`

Notes to Financial Highlights (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Financial Highlights previously presented in this report.

*	At the start of business on September 27, 2010, the Predecessor Funds, each a series of the Allianz Funds, were re-organized into a respective series of the Managers Funds.

** For the period from July 1, 2010, to May 31, 2011.

# Rounds to less than $0.01 per share or 0.01%.

1 Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1 (c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.

Managers Cadence Capital Appreciation Fund

† Commencement of operations was July 7, 2008.

[4]

Capital contribution from Affiliate increased the end of year net asset value and the total return. If the Affiliate had not made these payments, end of year net asset value and total return would have been reduced for Class A, Class B, Class C, Class D, Institutional Class, Administrative Class, Class P, and Class R, by $0.13 per share and 0.72%, $0.12 per share and 0.73%, $0.12 per share and 0.72%, $0.12 per share and 0.67%, $0.13 per share and 0.70%, $0.13 per share and 0.66%, $0.12 per share and 0.66%, and $0.13 per share and 0.71%,respectively.

[5]	Reflects the 11 month period from July 1, 2010 to May 31, 2011.
[6]	Annualized.
[7]	Not Annualized.

Managers Cadence Focused Growth Fund

†	Commencement of operations was July 5, 2006.

††	Commencement of operations was September 15, 2006.

‡	Commencement of operations was July 7, 2008.

[4]	Reflects the 11 month period from July 1, 2010 to May 31, 2011.

[5]	Annualized.

[6]	Not Annualized.

Managers Cadence Mid-Cap Fund

†	Commencement of operations was July 7, 2008.
[4]

Payments from Affiliates increased the end of period net asset value and the total return. If the Affiliates had not made these payments, the end of period net asset value and total return would have been reduced by $0.02 per share and 0.06% to 0.07%, respectively.

[5]

Capital contribution from Affiliate increased the end of year net asset value and the total return. If the Affiliate had not made these payments, end of year net asset value and total return would have been reduced for Class A, Class B, Class C, Class D, Institutional Class, Administrative Class, Class P, and Class R, by $0.21per share and 0.83%, $0.19 per share and 0.83%, $0.19 per share and 0.82%, $0.24 per share and 0.93%, $0.22 per share and 0.82%, $0.21 per share and 0.81%, $0.20 per share and 0.79%, and $0.21 per share and 0.82%,respectively.

[6]	Reflects the 11 month period from July 1, 2010 to May 31, 2011.
[7]	The Total Return is based on the Financial Statement Net Asset Values as shown in the highlights.
[8]	Annualized.
[9]	Not Annualized.

Managers	Cadence Emerging Companies Fund

[4]	Reflects the 11 month period from July 1, 2010 to May 31, 2011.

[5]	Annualized.

[6]	Not Annualized.

Notes to Financial Statements

November 30, 2011 (unaudited)

1. Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Managers Cadence Capital Appreciation Fund (“Capital Appreciation”) (formerly Allianz CCM Capital Appreciation Fund), Managers Cadence Focused Growth Fund (“Focused Growth”) (formerly Allianz CCM Focused Growth Fund), Managers Cadence Mid-Cap Fund (“Mid-Cap”) (formerly Allianz CCM Mid-Cap Fund), and Managers Cadence Emerging Companies Fund (“Emerging Companies”) ( formerly Allianz CCM Emerging Companies Fund), each a “Fund” and collectively the “Funds.”

At the start of business on September 27, 2010, the Allianz CCM Capital Appreciation Fund, Allianz CCM Focused Growth Fund, Allianz CCM Mid-Cap Fund, and the Allianz CCM Emerging Companies Fund, each a series of the Allianz Funds (the “Predecessor Funds”), were reorganized into a respective series of the Trust, as described above.

Capital Appreciation and Mid-Cap offer Class A shares, Class B shares, Class C shares, Class D shares, Class P shares, Class R shares, Institutional Class shares and Administrative Class shares. Focused Growth offers Class A shares, Class C shares, Class D shares, Class P shares, Institutional Class shares and Administrative Class shares. Emerging Companies offers Institutional Class shares and Administrative Class Shares. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class B shares, Class C shares and certain Class A shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”). Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are fair valued, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. Dividends from foreign securities are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended November 30, 2011, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Capital Appreciation—$30,079 or 0.008%, Focused Growth — $593 or 0.008%, Mid-Cap—$28,300 or 0.01%, and Emerging Companies—$16,240 or 0.05%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended November 30, 2011, the custodian expense was not reduced. Prior to September 27, 2010, the Predecessor Funds had no balance credit arrangement with the predecessor custodian, State Street Bank & Trust Co.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the overdraft. For the six months ended November 30, 2011, the overdraft fees were as follows: Focused Growth—$138 and Emerging Companies—$38. Prior to September 27, 2010, the Predecessor Funds had a similar agreement with State Street Bank & Trust Co., and the overdraft fees for the period from July 1, 2010, to September 27, 2010, were as follows: Capital Appreciation—$66; Focused Growth — $1,658, and Emerging Companies Fund — $271.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended November 30, 2011, the transfer agent expense was reduced as follows: Capital Appreciation—$716; Focused Growth—$15; Mid-Cap — $590 and Emerging Companies — $59. Prior to September 27, 2010, the Predecessor Funds had no balance credit arrangement with the predecessor Transfer Agent, Boston Financial Data Services-Midwest, Inc.

33

Notes to Financial Statements (continued)

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, will be declared and made annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, equalization accounting for tax purposes, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of their taxable income and gains to their shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2008-2010 and May 31, 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of November 30, 2011, the following Funds had accumulated net realized capital loss carryovers from securities transactions for

Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires May 31,
Capital Appreciation
(Pre-Enactment)	$66,720,364	2017
(Pre-Enactment)	193,882,632	2018

Total	$260,602,996

Focused Growth
(Pre-Enactment)	$11,940,744*	2017

Mid-Cap
(Pre-Enactment)	$13,095,649	2017
(Pre-Enactment)	167,128,429	2018

Total	$180,224,078

Emerging Companies
(Pre-Enactment)	$29,205,574	2017
(Pre-Enactment)	19,911,987	2018

Total	$49,117,561

*	The Fund’s ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on results of share ownership activity.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds’ first fiscal year subject to the Act will be the fiscal year ended May 31, 2012.

2.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on

Notes to Financial Statements (continued)

the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended November 30, 2011, the eleven months ended May 31, 2011, and the fiscal year ended June 30, 2010, the capital stock transactions by class for the Funds were as follows:

	Capital Appreciation
	November 30, 2011		May 31, 2011		June 30, 2010
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Proceeds from sale of shares	268,472	$4,392,007	1,629,758	$25,636,167	1,986,588	$27,914,472
Reinvestment of dividends and distributions	—	—	23,868	395,006	15,682	220,333
Cost of shares repurchased	(1,471,370)	(24,440,316)	(3,468,732)	(54,761,509)	(7,104,496)	(98,336,298)

Net Decrease - Class A	(1,202,898)	($20,048,309)	(1,815,106)	($28,730,336)	(5,102,226)	($70,201,493)

Class B
Proceeds from sale of shares	—	—	2,481	$33,159	31,602	$393,345
Reinvestment of dividends and distributions	—	—	—	—	2	19
Cost of shares repurchased	(94,792)	($1,399,703)	(400,011)	(5,509,583)	(637,536)	(8,072,346)

Net Decrease - Class B	(94,792)	($1,399,703)	(397,530)	($5,476,424)	(605,932)	($7,678,982)

Class C
Proceeds from sale of shares	6,727	$99,718	294,326	$4,041,911	268,277	$3,389,017
Reinvestment of dividends and distributions	—	—	—	—	3	36
Cost of shares repurchased	(330,071)	(4,831,961)	(2,108,219)	(29,676,598)	(1,325,555)	(16,672,233)

Net Decrease - Class C	(323,344)	($4,732,243)	(1,813,893)	($25,634,687)	(1,057,275)	($13,283,180)

Class D
Proceeds from sale of shares	5,061,918	$81,190,708	7,941,642	$126,503,208	14,163,055	$193,449,222
Reinvestment of dividends and distributions	—	—	82,784	1,351,046	80,010	1,109,734
Cost of shares repurchased	(2,216,462)	(35,781,633)	(2,719,247)	(43,377,723)	(6,289,592)	(90,202,761)

Net Increase - Class D	2,845,456	$45,409,075	5,305,179	$84,476,531	7,953,473	$104,356,195

Institutional Class
Proceeds from sale of shares	314,221	$5,329,616	1,235,615	$20,966,114	3,409,728	$50,047,627
Reinvestment of dividends and distributions	—	—	79,220	1,358,626	110,323	1,605,193
Cost of shares repurchased	(3,684,919)	(63,273,987)	(5,037,941)	(84,892,884)	(12,351,646)	(184,461,259)

Net Decrease - Institutional Class	(3,370,698)	($57,944,371)	(3,723,106)	($62,568,144)	(8,831,595)	($132,808,439)

Administrative Class
Proceeds from sale of shares	260,548	$4,303,155	1,238,592	$19,876,662	1,951,507	$27,407,534
Reinvestment of dividends and distributions	—	—	62,925	1,046,443	75,644	1,067,334
Cost of shares repurchased	(3,998,588)	(63,928,308)	(8,108,256)	(137,394,391)	(7,628,411)	(103,861,980)

Net Decrease - Administrative Class	(3,738,040)	($59,625,153)	(6,806,739)	($116,471,286)	(5,601,260)	($75,387,112)

Class P
Proceeds from sale of shares	21,946	$376,063	47,881	$794,152	411,323	$5,666,328
Reinvestment of dividends and distributions	—	—	473	8,079	680	9,866
Cost of shares repurchased	(23,069)	(385,725)	(407,619)	(6,379,149)	(244,715)	(3,540,289)

Net Increase (Decrease) - Class P	(1,123)	($9,662)	(359,265)	($5,576,918)	167,288	$2,135,905

Class R
Proceeds from sale of shares	13,475	$218,841	40,671	$648,276	102,777	$1,413,829
Reinvestment of dividends and distributions	—	—	—	—	1	6
Cost of shares repurchased	(31,738)	(519,196)	(131,079)	(2,017,230)	(675,753)	(9,294,919)

Net Decrease - Class R	(18,263)	($300,355)	(90,408)	($1,368,954)	(572,975)	($7,881,084)

Notes to Financial Statements (continued)

	Focused Growth
	November 30, 2011		May 31, 2011		June 30, 2010
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Proceeds from sale of shares	8,051	$71,492	70,918	$599,209	48,014	$364,167
Reinvestment of dividends and distributions	—	—	15,324	128,417	6,352	48,149
Cost of shares repurchased	(263,003)	(2,130,015)	(185,966)	(1,512,597)	(267,369)	(2,004,002)

Net Decrease - Class A	(254,952)	($2,058,523)	(99,724)	($784,971)	(213,003)	($1,591,686)

Class C
Proceeds from sale of shares	2,852	$24,591	5,744	$45,352	27,425	$200,215
Reinvestment of dividends and distributions	—	—	5,290	43,643	726	5,426
Cost of shares repurchased	(28,480)	(230,324)	(58,752)	(474,633)	(153,859)	(1,115,314)

Net Decrease - Class C	(25,628)	($205,733)	(47,718)	($385,638)	(125,708)	($909,673)

Class D
Proceeds from sale of shares	5,400	$43,141	24,678	$204,296	28,600	$213,939
Reinvestment of dividends and distributions	—	—	7,996	66,924	2,583	19,581
Cost of shares repurchased	(7,259)	(60,352)	(8,822)	(75,639)	(26,978)	(209,485)

Net Increase - Class D	(1,859)	($17,211)	23,852	$195,581	4,205	$24,035

Institutional Class
Proceeds from sale of shares	29,282	$250,102	38,101	$325,537	768,979	$5,850,102
Reinvestment of dividends and distributions	—	—	77,582	657,117	63,330	485,111
Cost of shares repurchased	(203,060)	(1,777,027)	(1,119,655)	(9,711,022)	(12,258,860)	(91,853,768)

Net Decrease - Institutional Class	(173,778)	($1,526,925)	(1,003,972)	($8,728,368)	(11,426,551)	($85,518,555)

Administrative Class
Proceeds from sale of shares	—	—	1,277	$10,000	—	—
Reinvestment of dividends and distributions	—	—	49	415	15	$116
Cost of shares repurchased	—	—	(1,130)	(8,825)	—	—

Net Increase - Administrative Class	—	—	196	$1,590	15	$116

Class P
Proceeds from sale of shares	—	—	452	$3,788	25,576	$187,068
Reinvestment of dividends and distributions	—	—	511	4,290	37	281
Cost of shares repurchased	(3,970)	($34,701)	(9,860)	(74,182)	(5,885)	(45,702)

Net Increase (Decrease) - Class P	(3,970)	($34,701)	(8,897)	($66,104)	19,728	$141,647

Notes to Financial Statements (continued)

	Mid-Cap
	November 30, 2011		May 31, 2011		June 30, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Class A
Proceeds from sale of shares	318,343	$7,601,116	1,441,563	$32,077,739	1,806,576	$33,350,675
Reinvestment of dividends and distributions	—	—	7,893	187,226	—	—
Cost of shares repurchased	(890,041)	(21,228,517)	(3,328,429)	(74,391,231)	(4,541,409)	(84,882,571)

Net Decrease—Class A	(571,698)	($13,627,401)	(1,878,973)	($42,126,266)	(2,734,833)	($51,531,896)

Class B
Proceeds from sale of shares	—	—	6,567	$118,753	18,957	$306,631
Cost of shares repurchased	(106,625)	($2,265,525)	(316,169)	(6,164,351)	(554,843)	(9,253,000)

Net Decrease—Class B	(106,625)	($2,265,525)	(309,602)	($6,045,598)	(535,886)	($8,946,369)

Class C
Proceeds from sale of shares	13,391	$285,916	118,798	$2,312,985	143,375	$2,366,309
Cost of shares repurchased	(156,871)	(3,333,374)	(1,376,173)	(26,787,002)	(693,781)	(11,330,977)

Net Decrease—Class C	(143,480)	($3,047,458)	(1,257,375)	($24,474,017)	(550,406)	($8,964,668)

Class D
Proceeds from sale of shares	1,196,995	$27,757,378	56,909	$1,334,619	78,074	$1,463,884
Reinvestment of dividends and distributions	—	—	498	11,905	—	—
Cost of shares repurchased	(129,404)	(3,090,170)	(200,695)	(4,467,045)	(819,240)	(14,707,061)

Net Decrease—Class D	1,067,591	$24,667,208	(143,288)	($3,120,521)	(741,166)	($13,243,177)

Institutional Class
Proceeds from sale of shares	1,389,223	$34,215,549	2,539,900	$60,903,202	3,627,289	$71,968,901
Reinvestment of dividends and distributions	—	—	45,950	1,153,807	—	—
Cost of shares repurchased	(2,557,131)	(63,211,191)	(6,956,009)	(168,256,179)	(7,514,096)	(146,646,025)

Net Decrease—Institutional Class	(1,167,908)	($28,995,642)	(4,370,159)	($106,199,170)	(3,886,807)	($74,677,124)

Administrative Class
Proceeds from sale of shares	214,690	$5,242,979	664,649	$15,774,101	2,224,816	$41,288,004
Reinvestment of dividends and distributions	—	—	9,175	222,314	—	—
Cost of shares repurchased	(955,524)	(22,915,143)	(2,829,422)	(65,817,863)	(3,398,662)	(66,149,625)

Net Decrease—Administrative Class	(740,834)	($17,672,164)	(2,155,598)	($49,821,448)	(1,173,846)	($24,861,621)

Class P
Proceeds from sale of shares	191,149	$4,513,304	27,796	$649,630	61,399	$1,208,929
Reinvestment of dividends and distributions	—	—	185	4,633	—	—
Cost of shares repurchased	(30,385)	(758,277)	(94,202)	(2,243,379)	(77,204)	(1,509,989)

Net Decrease—Class P	160,764	$3,755,027	(66,221)	($1,589,116)	(15,805)	($301,060)

Class R
Proceeds from sale of shares	99,073	$2,362,649	219,112	$4,976,499	403,829	$7,454,566
Cost of shares repurchased	(186,496)	(4,479,007)	(643,498)	(14,193,220)	(1,225,020)	(22,283,277)

Net Decrease—Class R	(87,423)	($2,116,358)	(424,386)	($9,216,721)	(821,191)	($14,828,711)

Notes to Financial Statements (continued)

	Emerging Companies
	November 30, 2011		May 31, 2011		June 30, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Institutional Class
Proceeds from sale of shares	128,272	$2,664,010	339,213	$6,709,463	373,355	$5,352,100
Cost of shares repurchased	(312,836)	(6,436,482)	(1,319,475)	(23,687,492)	(2,015,999)	(28,702,892)

Net Decrease - Institutional Class	(184,564)	($3,772,472)	(980,262)	($16,978,029)	(1,642,644)	($23,350,792)

Administrative Class
Proceeds from sale of shares	466,586	$9,552,907	282,540	$5,645,102	102,404	$1,360,489
Cost of shares repurchased	(243,935)	(4,430,954)	(200,762)	(3,839,017)	(1,152,448)	(17,475,317)

Net Increase (Decrease) - Administrative Class	222,651	$5,121,953	81,778	$1,806,085	(1,050,044)	($16,114,828)

At November 30, 2011, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Capital Appreciation — two collectively own 67%; Focused Growth — two collectively own 34%; Mid-Cap — one owns 30% and Emerging Companies —two collectively own 61%. Transactions by these shareholders may have a material impact on the Funds.

3.	Agreements and Transactions with Affiliates

The Trust has entered into Investment Management Agreements (each, an “Investment Management Agreement”) under which Investment Group LLC (the “Investment Manager”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), provides or oversees investment management services to the Funds The Investment Manager selects subadvisors for each Fund (subject to Board approval) and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by portfolio managers who serve pursuant to subadvisory agreements with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended November 30, 2011, the annual investment management fee rates, as a percentage of average daily net assets, were as follows:

Fund	Investment Management Fee

Capital Appreciation	0.45%
Focused Growth	0.45%

Mid-Cap	0.45%
Emerging Companies	1.25%

Prior to September 27, 2010, all of the Predecessor Funds, except Allianz CCM Emerging Companies Fund, paid an investment management fee of 0.45%. Allianz CCM Emerging Companies Fund paid an investment management fee of 1.25%, of which Allianz voluntarily waived 0.10%.

Effective September 27, 2010, each Fund entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of average net assets per annum. Prior to September 27, 2010, the predecessor Funds participated in a “unitary” fee structure where Allianz provided administrative services to the Funds and would also bear the cost of most third-party administrative services required by the Funds, including audit, custodial, portfolio accounting, legal and transfer agency.

The Investment Manager for the Funds has contractually agreed, through at least November 1, 2012, to waive fees and pay or reimburse Fund expenses of Capital Appreciation, Focused Growth, Mid-Cap, and Emerging Companies, in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary items) to 0.72%, 0.71%, 0.72% and 1.42%, respectively, of each Fund’s average daily net assets.

The Funds are obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such future year to exceed the above percentages, based on the Fund’s average daily net assets. Prior to September 27, 2010, Allianz voluntarily agreed to waive certain investment management and administrative fees to reduce Fund expenses. For the period prior to September 27, 2010, these fees were not subject to repayment. For the period from September 27, 2010 through November 30, 2011,

Notes to Financial Statements (continued)

the Funds made no repayments to the Investment Manager. For the six months ended November 30, 2011, each Fund’s components of reimbursement are detailed in the following chart:

	Capital Appreciation	Focused Growth	Mid-Cap	Emerging Companies
Reimbursement Available - 05/31/11	$395,154	$75,545	$402,960	$140,302

Additional Reimbursements	268,304	31,562	233,300	75,402
Repayments	—	—	—	—

Expired Reimbursements	—	—	—	—

Reimbursement Available - 11/30/11	$663,458	$107,107	$636,260	$215,704

Effective January 1, 2011, the aggregate retainer paid to each Independent Trustee is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. (Prior to January 1, 2011, the aggregate annual retainer paid to each Independent Trustee was $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts received an additional payment of $15,000 per year. The Chairman of the Audit Committee received an additional payment of $5,000 per year.) The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the shares of certain classes of the Funds, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to a certain percentage annually of the Fund’s average daily net assets attributable to each respective class shares.

The Plan further provides for periodic payments by the Trust or MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by the Investor Class shares of a Fund for shareholder servicing may not exceed a certain annual percentage rate of the average daily net asset value of the Fund’s shares of each class owned by its clients of such broker, dealer or financial intermediary. The annual percentages of daily net assets for 12b-1 fees congruent with the Plan for each applicable share class of the Funds are detailed in the chart below:

Fund	12b-1 Fees

Capital Appreciation
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class D	0.25%
Class R	0.50%

Focused Growth
Administrative Class	0.05%
Class A	0.25%
Class C	1.00%%
Class D	0.25%

Mid-Cap Fund
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class D	0.25%
Class R	0.50%

Prior to September 27, 2010, the Predecessor Funds paid 12b-1 fees to AGID of 1.00% on all Class B and Class C shares, 0.25% on all Class A and Class D shares, and 0.50% on all Class R shares. Other share classes did not pay a 12b-1 fee prior to September 27, 2010.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is

39

Notes to Financial Statements (continued)

only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended November 30, 2011, the following Funds lent to other Managers Funds: Mid-Cap lent varying amounts up to $4,761,209 for 9 days earning interest of $821, Emerging Companies lent $511,429 for 1 day earning interest of $15. The interest amount is included in the Statement of Operations in interest income. For the six months ended November 30, 2011, the following Funds borrowed from other Managers Funds: Focused Growth borrowed $1,781,138 for 1 day paying interest of $53, Mid-Cap borrowed $1,147,487 for 1 day paying interest of $34. Emerging Companies borrowed varying amounts up to $1,469,074 for 2 day paying interest of $57. The interest amount is included in the Statement of Operations as part of miscellaneous expense.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended November 30, 2011, were as follows:

Fund	Purchases	Sales

Capital Appreciation	$412,432,710	$494,555,879

Focused Growth	7,531,430	11,375,283

Mid-Cap	352,410,606	377,763,999

Emerging Companies	33,262,459	31,741,459

The Funds had no purchases or sales of U. S. Government obligations for the six months months ended November 30, 2011.

5. Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses and expects the risks of material loss to be remote.

6. New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

7. Subsequent Events

The Funds have determined that no additional material events or transactions occurred through the issuance of the Funds’ financial statements, which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 9-10, 2011, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds identified below and the Subadvisory Agreement with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 9-10, 2011, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

For each Fund, the Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at the Subadvisor with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and the Subadvisor’s Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board also noted the Subadvisor’s performance record with respect to the Funds. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain expense limitations for the Funds.

41

Annual Renewal of Investment Advisory Agreements (continued)

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees also considered management’s discussion of the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvi-sory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Funds, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Funds, which bear the Subadvisor’s name. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size each Fund managed by the Subadvisor, the Trustees concluded that any economies of scale being realized by the Subadvisor was not a material factor in the Trustees’ deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund.

MANAGERS CADENCE CAPITAL APPRECIATION FUND

Fund Performance.

Among other information relating to the Fund’s performance (including the Fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Class D shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 1000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance and the Fund’s improved performance over the 1-year period. The Trustees noted the impact of the Fund’s underperformance in 2008 and 2009 on the Fund’s longer-term performance. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through November 1, 2012, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.72%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

MANAGERS CADENCE EMERGING COMPANIES FUND

Fund Performance.

Among other information relating to the Fund’s performance (including the Fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance (all share classes) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was above, above, below and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell Micro-cap® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance and noted the Fund’s strong recent performance versus its peers. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through November 1, 2012, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.42%. The Trustees also took into account management’s discussion of the

42

Annual Renewal of Investment Advisory Agreements (continued)

Fund’s expenses. The Board also took into account the current size of the Fund and the Peer Group in which the Fund is placed. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

MANAGERS CADENCE FOCUSED GROWTH FUND

Fund Performance.

Among other information relating to the Fund’s performance (including the Fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 1000® Growth Index. The Trustees took into account management’s discussion of the Fund’s more recent improved performance. The Trustees concluded that the Fund’s performance is being addressed.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through November 1, 2012, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.71%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

MANAGERS CADENCE MID-CAP FUND

Fund Performance.

Among other information relating to the Fund’s performance (including the Fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was above, below, below and below, respectively, the median performance of the Peer Group and above, below, below and below, respectively, the performance of the Fund Benchmark, the Russell Midcap® Growth Index. The Trustees also took into account management’s discussion of the Fund’s performance. The Trustees noted the impact of the Fund’s underperformance in 2008 and 2009 on its longer-term performance. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through November 1, 2012, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.72%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement; (b) the Subadvi-sor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 9-10, 2011, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

* Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS

CADENCE CAPITAL APPRECIATION	INTERNATIONAL EQUITY	CHICAGO EQUITY PARTNERS BALANCED
CADENCE FOCUSED GROWTH	AllianceBernstein L.P.	Chicago Equity Partners, LLC
CADENCE MID-CAP	Lazard Asset Management, LLC
CADENCE EMERGING COMPANIES	Martin Currie Inc.	ALTERNATIVE FUNDS

Cadence Capital Management, LLC
	REAL ESTATE SECURITIES	FQ GLOBAL ALTERNATIVES
CHICAGO EQUITY PARTNERS MID-CAP	Urdang Securities Management, Inc.	FQ GLOBAL ESSENTIALS
Chicago Equity Partners, LLC		First Quadrant, L.P.
RENAISSANCE LARGE CAP GROWTH
EMERGING MARKETS EQUITY	Renaissance Group LLC	INCOME FUNDS

Rexiter Capital Management Limited
Schroder Investment Management North America Inc.	SKYLINE SPECIAL EQUITIES	BOND (MANAGERS)
	PORTFOLIO	FIXED INCOME
ESSEX SMALL/MICRO CAP GROWTH	Skyline Asset Management, L.P.	GLOBAL BOND
Essex Investment Management Co., LLC		Loomis, Sayles & Co., L.P.
SPECIAL EQUITY
FQ TAX-MANAGED U.S. EQUITY	Ranger Investment Management, L.P.	BOND (MANAGERS PIMCO) Pacific Investment Management Co. LLC
FQ U.S. EQUITY	Lord, Abbett & Co. LLC
First Quadrant, L.P.	Smith Asset Management Group, L.P. Federated MDTA LLC	CALIFORNIA INTERMEDIATE TAX-FREE
Miller Tabak Asset Management LLC
FRONTIER SMALL CAP GROWTH
Frontier Capital Management Company, LLC	SYSTEMATIC VALUE	GW&K MUNICIPAL BOND
	SYSTEMATIC MID CAP VALUE	GW&K MUNICIPAL ENHANCED YIELD
GW&K SMALL CAP EQUITY	Systematic Financial Management, L.P.	Gannett Welsh & Kotler, LLC
Gannett Welsh & Kotler, LLC
	TIMESSQUARE MID CAP GROWTH	HIGH YIELD
MICRO-CAP	TIMESSQUARE SMALL CAP GROWTH	J.P. Morgan Investment Management LLC
Lord, Abbett & Co. LLC	TSCM GROWTH EQUITY
WEDGE Capital Management L.L.P.	TimesSquare Capital Management, LLC	INTERMEDIATE DURATION GOVERNMENT
Next Century Growth Investors LLC		SHORT DURATION GOVERNMENT
RBC Global Asset Management (U.S.) Inc.	TRILOGY GLOBAL EQUITY	Smith Breeden Associates, Inc.
TRILOGY EMERGING MARKETS EQUITY
TRILOGY INTERNATIONAL SMALL CAP
Trilogy Global Advisors, L.P.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: February 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: February 3, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: February 3, 2012